UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - .6%
Aptiv	30,152		2,860,822
BorgWarner	21,877		1,230,800
Ford Motor	444,024		4,870,943
General Motors	146,326		6,205,686
Goodyear Tire & Rubber	30,358		1,057,066
Harley-Davidson	20,077	[a]	972,931
			17,198,248
Banks - 6.7%
Bank of America	1,109,665		35,509,280
BB&T	91,657		5,058,550
Citigroup	302,737		23,758,800
Citizens Financial Group	56,193		2,579,259
Comerica	20,367		1,939,346
Fifth Third Bancorp	82,798		2,740,614
Huntington Bancshares	125,712		2,034,020
JPMorgan Chase & Co.	396,969		45,917,404
KeyCorp	125,703		2,690,044
M&T Bank	17,156		3,273,022
People's United Financial	39,611		779,148
PNC Financial Services Group	54,477		8,608,456
Regions Financial	134,103		2,578,801
SunTrust Banks	54,255		3,835,828
U. S. Bancorp	180,756		10,328,398
Wells Fargo & Co.	506,882		33,342,698
Zions Bancorporation	22,217		1,200,385
			186,174,053
Capital Goods - 7.4%
3M	67,931		17,016,715
A.O. Smith	17,180		1,147,280
Acuity Brands	5,121	[a]	790,887
Allegion	10,831		932,657
AMETEK	25,759		1,965,412
Arconic	45,739		1,374,914
Boeing	63,981		22,672,947
Caterpillar	67,990		11,067,412
Cummins	18,309		3,442,092
Deere & Co.	36,916		6,143,561
Dover	17,674		1,877,156
Eaton	50,421		4,233,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Capital Goods - 7.4% (continued)
Emerson Electric	72,598		5,243,754
Fastenal	33,722	[a]	1,853,361
Flowserve	15,453		700,330
Fluor	16,189		982,672
Fortive	35,165		2,673,243
Fortune Brands Home & Security	17,777		1,260,923
General Dynamics	31,648		7,041,047
General Electric	991,361		16,030,307
Harris	13,412		2,137,605
Honeywell International	86,755		13,852,171
Huntington Ingalls Industries	5,190		1,232,833
Illinois Tool Works	35,184		6,110,405
Ingersoll-Rand	28,594		2,705,850
Jacobs Engineering Group	13,434		933,126
Johnson Controls International	105,698		4,135,963
L3 Technologies	8,680		1,844,153
Lockheed Martin	28,496		10,111,806
Masco	37,078		1,655,903
Northrop Grumman	19,778		6,735,002
PACCAR	40,167		2,994,852
Parker-Hannifin	15,032		3,027,745
Pentair	18,264		1,305,876
Quanta Services	18,623	[b]	716,799
Raytheon	32,966		6,887,916
Rockwell Automation	14,738		2,907,660
Rockwell Collins	18,884		2,615,245
Roper Technologies	11,893		3,337,057
Snap-on	6,646	[a]	1,138,526
Stanley Black & Decker	17,461		2,902,542
Textron	30,362		1,781,339
TransDigm Group	5,639		1,787,055
United Rentals	9,377	[b]	1,698,268
United Technologies	84,505		11,662,535
W.W. Grainger	5,791		1,561,601
Xylem	21,178		1,530,322
			207,760,676
Commercial & Professional Services - .6%
Cintas	9,554		1,609,371
Equifax	13,930		1,740,275
IHS Markit	41,714	[b]	1,991,009
Nielsen Holdings	38,142		1,426,892
Republic Services	26,434		1,818,659
Robert Half International	13,687		792,204
Stericycle	9,884	[b]	744,858

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Commercial & Professional Services - .6% (continued)
Verisk Analytics	17,298	[b]	1,730,665
Waste Management	45,732		4,044,081
			15,898,014
Consumer Durables & Apparel - 1.2%
D.R. Horton	39,377		1,931,442
Garmin	12,583		791,974
Hanesbrands	42,115	[a]	914,738
Hasbro	12,733		1,204,160
Leggett & Platt	15,252		709,371
Lennar, Cl. A	23,475		1,470,943
Mattel	40,976	[a]	649,060
Michael Kors Holdings	17,946	[b]	1,184,436
Mohawk Industries	7,392	[b]	2,077,596
Newell Brands	56,347		1,489,815
NIKE, Cl. B	149,438		10,194,660
PulteGroup	30,452		969,287
PVH	8,538		1,324,073
Ralph Lauren	6,164		704,607
Tapestry	33,451		1,573,535
Under Armour, Cl. A	20,908	[a,b]	289,785
Under Armour, Cl. C	21,059	[a,b]	270,608
VF	37,531		3,045,265
Whirlpool	8,508		1,543,521
			32,338,876
Consumer Services - 1.8%
Carnival	46,169		3,306,162
Chipotle Mexican Grill	2,958	[b]	960,640
Darden Restaurants	14,573		1,396,822
H&R Block	24,438	[a]	648,585
Hilton Worldwide Holdings	23,904		2,047,378
Marriott International, Cl. A	35,489		5,228,949
McDonald's	91,211		15,609,851
MGM Resorts International	59,905		2,183,537
Norwegian Cruise Line Holdings	20,755	[b]	1,260,659
Royal Caribbean Cruises	19,909		2,658,847
Starbucks	162,775		9,247,248
Wyndham Worldwide	11,363		1,410,489
Wynn Resorts	9,474		1,568,800
Yum! Brands	38,610		3,266,020
			50,793,987
Diversified Financials - 5.5%
Affiliated Managers Group	6,268		1,251,281
American Express	82,434		8,193,940
Ameriprise Financial	16,928		2,855,754

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Diversified Financials - 5.5% (continued)
Bank of New York Mellon	117,352		6,653,858
Berkshire Hathaway, Cl. B	220,012	[b]	47,166,173
BlackRock	14,088		7,914,638
Capital One Financial	54,891		5,706,468
Cboe Global Markets	12,922		1,736,588
Charles Schwab	135,422		7,223,409
CME Group	38,590		5,922,793
Discover Financial Services	42,043		3,355,031
E*TRADE Financial	30,484	[b]	1,606,507
Franklin Resources	36,683		1,555,726
Goldman Sachs Group	40,155		10,757,123
Intercontinental Exchange	66,760		4,929,558
Invesco	46,157		1,667,652
Leucadia National	37,262		1,008,682
Moody's	18,798		3,041,328
Morgan Stanley	159,265		9,006,436
Nasdaq	13,654		1,104,745
Navient	34,523		491,953
Northern Trust	24,951		2,629,586
Raymond James Financial	14,853		1,431,681
S&P Global	29,162		5,281,238
State Street	42,396		4,670,767
Synchrony Financial	84,449		3,350,936
T. Rowe Price Group	27,128		3,028,299
			153,542,150
Energy - 5.9%
Anadarko Petroleum	62,679		3,763,874
Andeavor	16,089		1,740,186
Apache	42,487	[a]	1,906,392
Baker Hughes	49,077	[a]	1,577,826
Cabot Oil & Gas	53,529		1,410,489
Chesapeake Energy	85,535	[a,b]	299,373
Chevron	217,124		27,216,493
Cimarex Energy	11,079		1,243,064
Concho Resources	16,911	[b]	2,662,468
ConocoPhillips	138,330		8,135,187
Devon Energy	59,055		2,443,105
EOG Resources	65,631		7,547,565
EQT	27,972		1,518,600
Exxon Mobil	484,440		42,291,612
Halliburton	98,416		5,284,939
Helmerich & Payne	12,641	[a]	910,531
Hess	30,913		1,561,416
Kinder Morgan	217,600		3,912,448

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 5.9% (continued)
Marathon Oil	98,427		1,790,387
Marathon Petroleum	55,926		3,873,994
National Oilwell Varco	44,859		1,645,428
Newfield Exploration	23,118	[b]	731,916
Noble Energy	56,286		1,717,849
Occidental Petroleum	86,835		6,510,020
ONEOK	46,931		2,762,359
Phillips 66	48,746		4,991,590
Pioneer Natural Resources	19,217		3,514,981
Range Resources	21,726		309,596
Schlumberger	158,058		11,629,908
TechnipFMC	48,619		1,578,173
Valero Energy	50,087		4,806,849
Williams Cos.	95,829		3,008,072
			164,296,690
Food & Staples Retailing - 1.8%
Costco Wholesale	49,878		9,719,726
CVS Health	115,597		9,096,328
Kroger	100,853		3,061,897
Sysco	54,975		3,456,278
Walgreens Boots Alliance	98,693		7,427,635
Wal-Mart Stores	166,600		17,759,560
			50,521,424
Food, Beverage & Tobacco - 4.3%
Altria Group	218,374		15,360,427
Archer-Daniels-Midland	63,271		2,717,489
Brown-Forman, Cl. B	22,536		1,561,745
Campbell Soup	22,421		1,043,698
Coca-Cola	437,025		20,798,020
Conagra Brands	47,380		1,800,440
Constellation Brands, Cl. A	19,496		4,278,787
Dr. Pepper Snapple Group	20,273		2,419,583
General Mills	65,389		3,824,603
Hershey	15,754		1,738,139
Hormel Foods	32,112	[a]	1,102,405
J.M. Smucker	13,160		1,669,872
Kellogg	29,220		1,990,174
Kraft Heinz	67,805		5,315,234
McCormick & Co.	13,518		1,470,353
Molson Coors Brewing, Cl. B	21,626		1,817,017
Mondelez International, Cl. A	171,391		7,609,760
Monster Beverage	48,143	[b]	3,284,797
PepsiCo	162,638		19,565,351
Philip Morris International	177,564		19,040,188

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Food, Beverage & Tobacco - 4.3% (continued)
Tyson Foods, Cl. A	33,781		2,571,072
			120,979,154
Health Care Equipment & Services - 5.7%
Abbott Laboratories	197,680		12,287,789
Aetna	37,698		7,042,740
Align Technology	8,090	[b]	2,119,580
AmerisourceBergen	18,962		1,889,943
Anthem	29,385		7,283,072
Baxter International	58,192		4,191,570
Becton Dickinson & Co.	30,514		7,413,071
Boston Scientific	155,650	[b]	4,351,974
Cardinal Health	36,518		2,621,627
Centene	19,872	[b]	2,131,073
Cerner	36,544	[b]	2,526,287
Cigna	28,590		5,956,726
Cooper	5,631		1,377,737
Danaher	69,477		7,036,631
DaVita	18,245	[b]	1,423,840
Dentsply Sirona	26,293		1,598,877
Edwards Lifesciences	24,292	[b]	3,074,881
Envision Healthcare	13,531	[b]	486,981
Express Scripts Holding	65,490	[b]	5,185,498
HCA Healthcare	32,598		3,297,614
Henry Schein	18,543	[b]	1,403,334
Hologic	31,948	[b]	1,364,180
Humana	16,382		4,616,939
IDEXX Laboratories	9,700	[b]	1,814,288
Intuitive Surgical	12,897	[b]	5,567,248
Laboratory Corporation of America
Holdings	11,348	[b]	1,980,226
McKesson	23,818		4,022,384
Medtronic	154,147		13,239,686
Patterson	10,353		371,569
Quest Diagnostics	15,652		1,656,295
ResMed	16,576		1,670,695
Stryker	36,547		6,007,596
UnitedHealth Group	110,778		26,230,015
Universal Health Services, Cl. B	9,680		1,176,120
Varian Medical Systems	10,113	[b]	1,289,408
Zimmer Biomet Holdings	23,435		2,979,057
			158,686,551
Household & Personal Products - 1.6%
Church & Dwight	27,584		1,347,478
Clorox	14,998		2,125,067

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Household & Personal Products - 1.6% (continued)
Colgate-Palmolive	100,134		7,433,948
Coty, Cl. A	55,728		1,092,826
Estee Lauder, Cl. A	26,057		3,516,653
Kimberly-Clark	40,085		4,689,945
Procter & Gamble	291,329		25,153,346
			45,359,263
Insurance - 2.6%
Aflac	44,799		3,951,272
Allstate	40,978		4,047,397
American International Group	102,657		6,561,835
Aon	28,840		4,100,183
Arthur J. Gallagher & Co.	20,598		1,407,255
Assurant	6,205		567,633
Brighthouse Financial	11,519		740,211
Chubb	52,920		8,263,458
Cincinnati Financial	17,437		1,340,905
Everest Re Group	4,791		1,100,972
Hartford Financial Services Group	40,927		2,404,871
Lincoln National	24,733		2,047,892
Loews	32,481		1,677,644
Marsh & McLennan	58,161		4,857,607
MetLife	120,781		5,805,943
Principal Financial Group	30,408		2,055,581
Progressive	65,920		3,566,272
Prudential Financial	48,477		5,760,037
Torchmark	11,883		1,079,571
Travelers	31,291		4,691,147
Unum Group	26,307		1,399,269
Willis Towers Watson	15,557		2,496,432
XL Group	30,825		1,135,593
			71,058,980
Materials - 2.9%
Air Products & Chemicals	25,013		4,211,439
Albemarle	12,310		1,373,673
Avery Dennison	10,254		1,257,961
Ball	40,369		1,545,325
CF Industries Holdings	26,417		1,121,137
DowDuPont	267,503		20,217,877
Eastman Chemical	16,086		1,595,409
Ecolab	30,154		4,151,603
FMC	15,296		1,396,984
Freeport-McMoRan	150,958	[b]	2,943,681
International Flavors & Fragrances	8,743		1,314,073
International Paper	47,661		2,995,970

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Materials - 2.9% (continued)
LyondellBasell Industries, Cl. A	36,792		4,409,153
Martin Marietta Materials	7,160		1,633,697
Monsanto	49,894		6,077,089
Mosaic	40,910		1,116,843
Newmont Mining	61,834		2,504,895
Nucor	35,800		2,397,168
Packaging Corporation of America	11,007		1,382,809
PPG Industries	29,050		3,449,106
Praxair	32,465		5,242,773
Sealed Air	21,986		1,041,037
Sherwin-Williams	9,391		3,917,080
Vulcan Materials	15,317		2,073,922
WestRock	28,314		1,886,544
			81,257,248
Media - 2.7%
CBS, Cl. B	41,542		2,393,235
Charter Communications, Cl. A	22,209	[b]	8,378,345
Comcast, Cl. A	535,501		22,774,858
Discovery Communications, Cl. A	18,090	[a,b]	453,516
Discovery Communications, Cl. C	20,847	[b]	497,409
DISH Network, Cl. A	26,272	[b]	1,232,157
Interpublic Group of Companies	44,817		981,044
News Corp., Cl. A	44,673		764,355
News Corp., Cl. B	11,764		205,282
Omnicom Group	25,748		1,973,584
Scripps Networks Interactive, Cl. A	10,466		920,903
Time Warner	88,439		8,432,659
Twenty-First Century Fox, Cl. A	122,195		4,508,995
Twenty-First Century Fox, Cl. B	51,678		1,885,730
Viacom, Cl. B	40,912		1,367,279
Walt Disney	172,857		18,784,370
			75,553,721
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
AbbVie	181,473		20,364,900
Agilent Technologies	36,798		2,702,077
Alexion Pharmaceuticals	25,205	[b]	3,007,461
Allergan	37,996		6,849,159
Amgen	83,050		15,451,452
Biogen	24,038	[b]	8,360,657
Bristol-Myers Squibb	186,597		11,680,972
Celgene	89,978	[b]	9,102,174
Eli Lilly & Co.	110,199		8,975,709
Gilead Sciences	148,579		12,450,920
Illumina	16,541	[b]	3,848,098

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
(continued)
Incyte	19,986	[b]	1,804,536
IQVIA Holdings	16,712	[b]	1,707,799
Johnson & Johnson	307,132		42,442,571
Merck & Co.	311,379		18,449,206
Mettler-Toledo International	3,008	[b]	2,031,182
Mylan	61,459	[b]	2,633,518
PerkinElmer	12,034		964,645
Perrigo	14,671		1,329,486
Pfizer	679,525		25,169,606
Regeneron Pharmaceuticals	8,865	[b]	3,250,352
Thermo Fisher Scientific	45,514		10,200,143
Vertex Pharmaceuticals	29,185	[b]	4,870,101
Waters	9,036	[b]	1,948,252
Zoetis	55,644		4,269,564
			223,864,540
Real Estate - 2.6%
Alexandria Real Estate Equities	10,523	[c]	1,364,833
American Tower	48,787	[c]	7,205,840
Apartment Investment & Management,
Cl. A	17,364	[c]	726,510
AvalonBay Communities	15,598	[c]	2,657,899
Boston Properties	18,069	[c]	2,235,316
CBRE Group, Cl. A	34,813	[b,c]	1,590,606
Crown Castle International	46,958	[c]	5,295,454
Digital Realty Trust	23,202	[c]	2,597,464
Duke Realty	41,492	[c]	1,095,804
Equinix	8,836	[c]	4,022,059
Equity Residential	41,487	[c]	2,556,014
Essex Property Trust	7,704	[c]	1,794,878
Extra Space Storage	14,359	[c]	1,198,689
Federal Realty Investment Trust	8,075	[c]	975,460
GGP	72,474	[c]	1,669,076
HCP	54,829	[c]	1,320,282
Host Hotels & Resorts	82,423	[c]	1,711,101
Iron Mountain	30,521	[c]	1,069,151
Kimco Realty	49,586	[c]	788,913
Macerich	12,877	[c]	831,468
Mid-America Apartment Communities	13,122	[c]	1,251,445
Prologis	60,305	[c]	3,926,459
Public Storage	17,131	[c]	3,353,565
Realty Income	31,408	[c]	1,670,592
Regency Centers	16,933	[c]	1,065,255
SBA Communications	13,516	[b,c]	2,358,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Real Estate - 2.6% (continued)
Simon Property Group	35,297	[c]	5,766,471
SL Green Realty	10,902	[c]	1,095,869
UDR	30,461	[c]	1,112,740
Ventas	41,134	[c]	2,302,270
Vornado Realty Trust	19,572	[c]	1,402,921
Welltower	41,940	[c]	2,515,142
Weyerhaeuser	85,106	[c]	3,194,879
			73,722,967
Retailing - 6.2%
Advance Auto Parts	8,510		995,585
Amazon. com	45,719	[b]	66,333,240
AutoZone	3,142	[b]	2,405,012
Best Buy	29,645		2,165,864
CarMax	21,515	[b]	1,535,526
Dollar General	29,660		3,058,539
Dollar Tree	27,441	[b]	3,155,715
Expedia	14,084		1,802,893
Foot Locker	13,198		648,682
Gap	23,898		794,370
Genuine Parts	17,252		1,795,416
Home Depot	133,567		26,833,610
Kohl's	20,139		1,304,403
L Brands	28,540		1,429,569
LKQ	35,897	[b]	1,508,751
Lowe's	95,987		10,052,719
Macy's	36,376	[a]	943,957
Netflix	49,111	[b]	13,274,703
Nordstrom	14,313	[a]	705,774
O'Reilly Automotive	9,880	[b]	2,615,137
Priceline Group	5,581	[b]	10,671,151
Ross Stores	44,070		3,630,927
Signet Jewelers	6,393	[a]	338,190
Target	61,894		4,655,667
The TJX Companies	72,224		5,801,032
Tiffany & Co.	11,988		1,278,520
Tractor Supply	13,848		1,055,910
TripAdvisor	13,046	[a,b]	452,305
Ulta Beauty	6,661	[a,b]	1,479,408
			172,722,575
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	92,770	[a,b]	1,274,660
Analog Devices	42,693		3,922,633
Applied Materials	121,223		6,501,189
Broadcom	46,271		11,476,596

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
Intel	535,046		25,757,114
KLA-Tencor	17,724		1,946,095
Lam Research	18,811		3,602,683
Microchip Technology	26,688	[a]	2,541,231
Micron Technology	131,607	[b]	5,753,858
NVIDIA	69,247		17,020,913
Qorvo	15,186	[b]	1,089,899
QUALCOMM	168,104		11,473,098
Skyworks Solutions	20,639		2,006,317
Texas Instruments	112,643		12,353,558
Xilinx	27,871		2,035,140
			108,754,984
Software & Services - 14.5%
Accenture, Cl. A	70,304		11,297,853
Activision Blizzard	85,714		6,353,979
Adobe Systems	56,132	[b]	11,212,928
Akamai Technologies	18,850	[b]	1,262,762
Alliance Data Systems	5,720		1,468,095
Alphabet, Cl. A	34,075	[b]	40,284,146
Alphabet, Cl. C	34,511	[b]	40,375,799
ANSYS	9,974	[b]	1,612,297
Autodesk	25,161	[b]	2,909,115
Automatic Data Processing	50,458		6,238,123
CA	36,746		1,317,344
Cadence Design Systems	32,689	[b]	1,466,429
Citrix Systems	16,949	[b]	1,572,189
Cognizant Technology Solutions, Cl. A	67,029		5,226,921
CSRA	18,731		623,368
DXC Technology	32,848		3,270,018
eBay	112,865	[b]	4,580,062
Electronic Arts	35,729	[b]	4,536,154
Facebook, Cl. A	272,569	[b]	50,940,420
Fidelity National Information Services	38,455		3,936,254
Fiserv	23,787	[b]	3,350,161
Gartner	10,471	[b]	1,452,747
Global Payments	18,138		2,027,466
International Business Machines	98,651		16,149,169
Intuit	28,132		4,723,363
Mastercard, Cl. A	106,294		17,963,686
Microsoft	881,937		83,792,834
Oracle	348,153		17,961,213
Paychex	36,060		2,461,095
PayPal Holdings	128,571	[b]	10,969,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Software & Services - 14.5% (continued)
Red Hat	20,452	[b]	2,686,984
salesforce.com	78,425	[b]	8,933,392
Symantec	68,857		1,874,976
Synopsys	17,351	[b]	1,606,876
Total System Services	19,722		1,752,497
VeriSign	10,133	[b]	1,164,484
Visa, Cl. A	207,417	[a]	25,767,414
Western Union	54,760		1,138,460
			406,260,751
Technology Hardware & Equipment - 5.4%
Amphenol, Cl. A	34,525		3,202,884
Apple	587,183		98,312,050
Cisco Systems	565,505		23,491,078
Corning	99,514		3,106,827
F5 Networks	7,406	[b]	1,070,463
FLIR Systems	14,863		761,134
Hewlett Packard Enterprise	182,827		2,998,363
HP	189,409		4,417,018
Juniper Networks	44,455		1,162,498
Motorola Solutions	18,118		1,802,016
NetApp	31,728		1,951,272
Seagate Technology	31,836	[a]	1,757,347
TE Connectivity	40,934		4,196,963
Western Digital	34,268		3,049,167
Xerox	23,584		804,922
			152,084,002
Telecommunication Services - 1.9%
AT&T	701,965		26,288,589
CenturyLink	112,878		2,010,357
Verizon Communications	466,377		25,217,004
			53,515,950
Transportation - 2.1%
Alaska Air Group	14,337		942,371
American Airlines Group	48,859		2,654,021
C.H. Robinson Worldwide	16,548		1,513,480
CSX	103,674		5,885,573
Delta Air Lines	75,502		4,286,249
Expeditors International of Washington	20,267		1,316,342
FedEx	28,043		7,360,727
J.B. Hunt Transport Services	9,776		1,181,234
Kansas City Southern	11,643		1,317,173
Norfolk Southern	32,682		4,931,060
Southwest Airlines	62,384		3,792,947
Union Pacific	90,065		12,023,677

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Transportation - 2.1% (continued)
United Continental Holdings	28,880	[b]	1,958,642
United Parcel Service, Cl. B	78,335		9,973,612
			59,137,108
Utilities - 2.7%
AES	75,516		872,965
Alliant Energy	26,721		1,062,160
Ameren	28,426		1,609,764
American Electric Power	55,784		3,836,824
American Water Works	20,873		1,736,007
CenterPoint Energy	47,807		1,347,201
CMS Energy	32,669		1,461,938
Consolidated Edison	35,692		2,868,209
Dominion Energy	72,979		5,578,515
DTE Energy	20,151		2,128,752
Duke Energy	79,559		6,245,381
Edison International	36,815		2,302,042
Entergy	20,990		1,651,703
Eversource Energy	35,598		2,245,878
Exelon	108,920		4,194,509
FirstEnergy	49,745		1,636,610
NextEra Energy	53,762		8,516,976
NiSource	36,448		899,537
NRG Energy	35,560		924,916
PG&E	59,683		2,532,350
Pinnacle West Capital	12,557		1,003,932
PPL	78,748		2,509,699
Public Service Enterprise Group	57,157		2,964,734
SCANA	16,561		673,039
Sempra Energy	29,105		3,114,817
Southern	115,047		5,189,770
WEC Energy Group	35,479		2,281,300
Xcel Energy	57,366		2,618,184
			74,007,712
Total Common Stocks (cost $1,096,160,050)			2,755,489,624
	Principal
	Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.30%, 3/8/18
(cost $1,563,017)	1,565,000	[d]	1,562,955

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $34,658,026)	34,658,026 [e]	34,658,026

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,067,165)	7,067,165 [e]	7,067,165
Total Investments (cost $1,139,448,258)	100.1%	2,798,777,770
Liabilities, Less Cash and Receivables	(.1%)	(4,065,661)
Net Assets	100.0%	2,794,712,109

[a] Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $47,244,786 and the value of the collateral held by the fund was $48,301,607, consisting of cash collateral of $7,067,165 and U.S. Government & Agency securities valued at $41,234,442.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,736,424,788	-	-	2,736,424,788
Equity Securities-
Foreign
Common Stocks†	19,064,836	-	-	19,064,836
Registered Investment
Companies	41,725,191	-	-	41,725,191
U.S. Treasury	-	1,562,955	-	1,562,955
Other Financial Instruments:
Futures††	1,312,011	-	-	1,312,011

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Institutional S&P 500 Stock Index Fund
January 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	278 3/2018	37,966,609	39,278,620	1,312,011
Gross Unrealized Appreciation				1,312,011
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2018, accumulated net unrealized appreciation on investments was $1,659,329,512, consisting of $1,687,310,927 gross unrealized appreciation and $27,981,415 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6%
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust,
Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000	997,139
Ford Credit Auto Owner Trust,
Ser. 2016-B, Cl. A3	1.33	10/15/20	1,000,000	994,835
Toyota Auto Receivables Owner Trust,
Ser. 2016-C, Cl. A4	1.32	11/15/21	1,000,000	981,178
				2,973,152
Asset-Backed Ctfs./Credit Cards - .4%
Capital One Multi-Asset Execution Trust,
Ser. 2017-A3, Cl. A3	2.43	1/15/25	280,000	277,324
Capital One Multi-Asset Execution Trust,
Ser. 2017-A4, Cl. A4	1.99	7/17/23	500,000	493,584
Chase Issuance Trust,
Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000	988,370
Chase Issuance Trust,
Ser. 2017-A4, Cl. A4	1.84	4/15/22	500,000	493,931
Citibank Credit Card Issuance Trust,
Ser. 2014-A5, Cl. A5	2.68	6/7/23	1,000,000	1,003,269
Discover Card Execution Note Trust,
Ser. 2017-A2, Cl. A2	2.39	7/15/24	1,250,000	1,237,058
				4,493,536
Commercial Mortgage Pass-Through Ctfs. - 1.3%
CFCRE Commercial Mortgage Trust,
Ser. 2017-C8, Cl. A4	3.57	6/15/50	500,000	506,107
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000	1,027,237
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	750,000	803,949
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	200,000	209,604
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000	1,069,573
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000	517,235
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000	758,165
J.P. Morgan Chase Commercial Mortgage
Securities,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000	993,690
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000	526,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.3% (continued)
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	725,000		744,127
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000		2,067,957
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,177,773
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		730,425
SG Commercial Mortgage Securities Trust,
Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000		1,950,478
UBS-Barclays Commercial Mortgage
Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,429,569
Wells Fargo Commercial Mortgage Trust,
Ser. 2017-RC1, Cl. A2	3.12	1/15/60	500,000		502,378
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	500,000		501,916
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	500,000		503,060
					16,019,748
Consumer Discretionary - 2.8%
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		156,998
21st Century Fox America,
Gtd. Notes	3.70	9/15/24	400,000		412,152
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		319,792
Alibaba Group Holding,
Sr. Unscd. Notes	3.13	11/28/21	290,000		292,648
Alibaba Group Holding,
Sr. Unscd. Notes	3.60	11/28/24	300,000	[a]	303,890
Alibaba Group Holding,
Sr. Unscd. Notes	4.00	12/6/37	400,000		400,637
Amazon. com,
Sr. Unscd. Notes	2.60	12/5/19	500,000		502,910
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/23	210,000	[b]	204,813
Amazon. com,
Sr. Unscd. Notes	3.15	8/22/27	650,000	[b]	638,397
Aptiv,
Gtd. Notes	4.25	1/15/26	400,000		416,200
AutoZone,
Sr. Unscd. Notes	3.13	4/21/26	500,000		480,065
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	500,000	[a]	493,478

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.8% (continued)
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	500,000		496,268
California Institute of Technology,
Unscd. Bonds	4.32	8/1/45	110,000		122,707
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		312,185
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		404,371
CBS,
Gtd. Notes	4.90	8/15/44	240,000		254,454
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/25	510,000		534,066
Charter Communications Operating,
Sr. Scd. Notes	6.48	10/23/45	500,000		589,620
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	500,000		496,370
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		559,333
Comcast,
Gtd. Bonds	4.00	8/15/47	60,000		60,732
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		299,177
Comcast,
Gtd. Notes	2.75	3/1/23	100,000		99,211
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		735,138
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		528,141
Comcast,
Gtd. Notes	6.45	3/15/37	300,000		400,193
Comcast Cable Communications Holdings,
Gtd. Notes	9.46	11/15/22	304,000		391,802
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000		490,215
Costco Wholesale,
Sr. Unscd. Notes	3.00	5/18/27	100,000		98,095
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	500,000		498,071
CVS Health,
Sr. Unscd. Notes	2.88	6/1/26	400,000	[a]	375,046
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000		535,271
Discovery Communications,
Gtd. Notes	3.95	3/20/28	200,000		195,995
Discovery Communications,
Gtd. Notes	5.00	9/20/37	250,000		256,119
Discovery Communications,
Gtd. Notes	5.20	9/20/47	300,000		308,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.8% (continued)
Ford Motor,
Sr. Unscd. Bonds	6.63	10/1/28	400,000		478,866
Ford Motor,
Sr. Unscd. Notes	5.29	12/8/46	160,000	[a]	168,236
General Motors,
Sr. Unscd. Notes	4.20	10/1/27	180,000		181,398
General Motors,
Sr. Unscd. Notes	5.15	4/1/38	90,000		94,560
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000		355,526
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	400,000		394,775
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	450,000		452,035
Home Depot,
Sr. Unscd. Notes	2.00	4/1/21	300,000		295,320
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	300,000		398,783
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		593,896
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		516,837
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	250,000		266,893
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	500,000		498,635
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	250,000		270,120
Lowe's Cos.,
Sr. Unscd. Notes	4.05	5/3/47	120,000		124,732
Macy's Retail Holdings,
Gtd. Debs.	6.90	4/1/29	350,000		373,275
Marriott International,
Sr. Unscd. Notes, Ser. N	3.13	10/15/21	600,000		602,146
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	300,000		301,464
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		536,938
Newell Brands,
Sr. Unscd. Notes	5.50	4/1/46	350,000		402,700
NIKE,
Sr. Unscd. Notes	2.25	5/1/23	300,000		292,462
NIKE,
Sr. Unscd. Notes	3.63	5/1/43	300,000		294,230
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		519,310
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		512,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.8% (continued)
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	600,000	587,606
President & Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/46	750,000	710,754
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	29,000	37,371
QVC,
Sr. Scd. Notes	5.45	8/15/34	250,000	247,862
Rice University,
Unscd. Bonds	3.57	5/15/45	250,000	251,724
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000	408,842
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	250,000	269,598
Target,
Sr. Unscd. Notes	2.30	6/26/19	250,000	250,266
Target,
Sr. Unscd. Notes	2.50	4/15/26	400,000	379,319
Target,
Sr. Unscd. Notes	3.90	11/15/47	50,000	50,590
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000	308,717
Time Warner,
Gtd. Debs.	4.85	7/15/45	300,000	315,418
Time Warner,
Gtd. Notes	4.75	3/29/21	500,000	527,693
Time Warner Cable,
Sr. Scd. Debs.	6.55	5/1/37	350,000	413,852
Time Warner Cable,
Sr. Scd. Debs.	4.50	9/15/42	250,000	231,010
Time Warner Cable,
Sr. Scd. Notes	8.25	4/1/19	500,000	531,381
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/41	40,000	49,596
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	400,000	367,490
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/21	400,000	404,652
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/34	400,000	411,667
Wal-Mart Stores,
Sr. Unscd. Notes	1.75	10/9/19	300,000	297,722
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,000,000	1,031,145
Wal-Mart Stores,
Sr. Unscd. Notes	2.35	12/15/22	300,000	294,928
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	12/15/47	300,000	308,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Discretionary - 2.8% (continued)
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/21	500,000		496,737
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000		495,918
Walt Disney,
Sr. Unscd. Notes	7.00	3/1/32	150,000		205,028
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	350,000		354,874
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	250,000		245,630
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	[a]	499,986
					33,573,780
Consumer Staples - 1.5%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		497,668
Altria Group,
Gtd. Notes	4.25	8/9/42	500,000		515,108
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	549,063		547,489
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/23	500,000		491,588
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000		1,029,279
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	615,000		623,112
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	590,000		653,364
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/43	700,000		688,930
BAT Capital,
Gtd. Notes	2.76	8/15/22	350,000	[b]	344,161
BAT Capital,
Gtd. Notes	3.22	8/15/24	310,000	[b]	305,702
BAT Capital,
Gtd. Notes	3.56	8/15/27	310,000	[b]	303,871
BAT Capital,
Gtd. Notes	4.39	8/15/37	180,000	[b]	185,759
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	400,000		398,908
Church & Dwight Co.,
Sr. Unscd. Notes	3.95	8/1/47	300,000		291,695
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000		207,135
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	750,000		767,110

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Staples - 1.5% (continued)
Conagra Brands,
Sr. Unscd. Notes	3.20	1/25/23	165,000	165,789
Diageo Investment,
Gtd. Notes	4.25	5/11/42	250,000	270,713
General Mills,
Sr. Unscd. Notes	5.40	6/15/40	300,000	353,387
JM Smucker,
Sr. Unscd. Notes	2.50	3/15/20	500,000	499,428
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000	411,579
Kellogg,
Sr. Unscd. Notes	2.65	12/1/23	300,000	294,520
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000	390,498
Kraft Heinz Foods,
Gtd. Notes	6.75	3/15/32	525,000	647,709
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/46	400,000	389,512
Kroger,
Gtd. Notes	7.50	4/1/31	400,000	517,923
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000	304,770
Kroger,
Sr. Unscd. Notes	3.70	8/1/27	300,000	297,713
Molson Coors Brewing,
Gtd. Notes	2.10	7/15/21	500,000	486,051
Molson Coors Brewing,
Gtd. Notes	4.20	7/15/46	150,000	150,562
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000	804,456
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000	510,901
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000	588,077
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000	234,696
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000	694,688
Procter & Gamble,
Sr. Unscd. Notes	2.30	2/6/22	500,000	491,722
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000	284,094
Sysco,
Gtd. Notes	5.38	9/21/35	350,000	407,918
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	250,000	286,915
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000	499,576

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Consumer Staples - 1.5% (continued)
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	320,037
				18,154,113
Energy - 2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	187,233
Anadarko Petroleum,
Sr. Unscd. Notes	6.60	3/15/46	250,000	324,551
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	451,144
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	382,000	387,354
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	700,000	712,953
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	787,976
BP Capital Markets,
Gtd. Notes	3.28	9/19/27	110,000	108,972
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	250,000	254,534
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	200,000	252,667
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000	639,904
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000	166,620
Chevron,
Sr. Unscd. Notes	2.95	5/16/26	295,000	289,152
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000	488,999
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	500,000	505,057
Concho Resources,
Gtd. Notes	4.88	10/1/47	60,000	65,709
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	150,000	167,416
ConocoPhillips,
Gtd. Notes	5.95	3/15/46	250,000	335,276
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	162,433
Devon Energy,
Sr. Unscd. Notes	5.85	12/15/25	71,000	81,945
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	300,000	357,216
Enable Midstream Partners,
Sr. Unscd. Notes	5.00	5/15/44	250,000	250,646

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	250,000	282,259
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	370,000	407,557
Energy Transfer,
Sr. Unscd. Notes	5.15	2/1/43	500,000	489,558
EnLink Midstream Partners,
Sr. Unscd. Notes	4.85	7/15/26	350,000	364,044
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000	606,156
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/26	200,000	203,847
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	500,000	560,086
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	400,000	407,721
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/21	500,000	495,290
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/46	500,000	541,957
Halliburton,
Sr. Unscd. Notes	3.80	11/15/25	415,000	425,373
Hess,
Sr. Unscd. Bonds	5.60	2/15/41	250,000	276,852
Hess,
Sr. Unscd. Notes	4.30	4/1/27	250,000	251,833
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/26	480,000	533,904
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	300,000	354,278
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	10/1/21	300,000	318,259
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000	501,024
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	428,353
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000	309,723
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	300,000	378,500
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	525,473
MPLX,
Sr. Unscd. Notes	4.88	12/1/24	500,000	534,012
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	130,000	143,812
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	149,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	559,334
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	500,000	511,922
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	300,000	292,712
Occidental Petroleum,
Sr. Unscd. Notes	4.10	2/15/47	310,000	321,608
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	400,000	415,881
ONEOK,
Gtd. Notes	4.00	7/13/27	300,000	302,641
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	528,861
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	74,920
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000	229,805
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	500,000	516,010
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	300,000	300,421
Plains All American Pipeline,
Sr. Unscd. Notes	4.90	2/15/45	250,000	249,188
Regency Energy Finance,
Gtd. Notes	4.50	11/1/23	750,000	770,076
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.63	4/15/23	300,000	327,232
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.00	3/15/27	600,000	637,591
Shell International Finance,
Gtd. Notes	4.30	9/22/19	850,000	877,106
Shell International Finance,
Gtd. Notes	1.88	5/10/21	485,000	473,909
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000	564,663
Shell International Finance,
Gtd. Notes	2.88	5/10/26	185,000	181,468
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000	279,356
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	200,000	243,669
Statoil,
Gtd. Notes	2.65	1/15/24	500,000	489,463
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	300,000	402,191
Suncor Energy,
Sr. Unscd. Notes	4.00	11/15/47	50,000	50,697

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Energy - 2.5% (continued)
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	200,000	198,511
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/43	200,000	195,735
Sunoco Logistics Partners Operations,
Gtd. Notes	5.40	10/1/47	110,000	112,942
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000	90,972
Total Capital,
Gtd. Notes	4.45	6/24/20	450,000	470,457
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	354,442
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	515,893
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	96,980
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	300,000	448,174
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	227,240
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	315,000	416,915
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	500,000	516,082
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000	101,826
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/27	150,000	149,763
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	400,000	495,752
				30,459,627
Financials - 7.9%
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	500,000	510,733
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	500,000	503,306
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	250,000	246,503
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	300,000	308,668
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000	102,255
Allstate,
Sub. Debs., Ser. B	5.75	8/15/53	300,000	327,000
American Express,
Sub. Notes	3.63	12/5/24	500,000	507,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		747,948
American Honda Finance,
Sr. Unscd. Bonds, Ser. A	2.15	3/13/20	350,000		347,577
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	400,000		428,141
American International Group,
Sr. Unscd. Notes	3.88	1/15/35	500,000		486,877
Aon,
Gtd. Notes	4.60	6/14/44	500,000		532,232
Ares Capital,
Sr. Unscd. Notes	3.50	2/10/23	300,000		293,257
Australia & New Zealand Banking Group,
Sr. Unscd. Bonds	1.60	7/15/19	500,000		493,951
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/21	350,000		343,675
AXA,
Sub. Bonds	8.60	12/15/30	165,000		235,158
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000		857,627
Bank of America,
Sr. Unscd. Notes	2.63	4/19/21	610,000		607,007
Bank of America,
Sr. Unscd. Notes	2.37	7/21/21	500,000		495,643
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	344,000	[b]	340,846
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	500,000		523,523
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,030,000		1,038,243
Bank of America,
Sr. Unscd. Notes	3.82	1/20/28	310,000		316,328
Bank of America,
Sr. Unscd. Notes	4.24	4/24/38	160,000		170,226
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000		590,181
Bank of America,
Sr. Unscd. Notes	3.95	1/23/49	75,000		76,136
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	600,000		599,087
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	500,000		521,411
Barclays,
Sr. Unscd. Notes	3.20	8/10/21	500,000		499,596
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		205,688
Barclays,
Sr. Unscd. Notes	4.34	1/10/28	200,000		204,460

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Barclays Bank,
Sub. Notes	5.14	10/14/20	500,000	526,202
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	998,786
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/26	500,000	494,549
BlackRock,
Sr. Unscd. Notes	3.50	3/18/24	250,000	257,606
BlackRock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	250,000	262,079
BNP Paribas,
Gtd. Notes	5.00	1/15/21	500,000	531,799
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	208,360
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	250,000	253,302
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	500,000	499,878
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	300,000	316,928
Capital One Financial,
Sub. Notes	3.75	7/28/26	750,000	731,867
Chubb,
Gtd. Notes	6.00	5/11/37	540,000	705,024
Chubb INA Holdings,
Gtd. Notes	3.35	5/15/24	250,000	252,548
Citigroup,
Sr. Unscd. Bonds	2.90	12/8/21	500,000	499,335
Citigroup,
Sr. Unscd. Bonds	4.28	4/24/48	80,000	85,129
Citigroup,
Sr. Unscd. Notes	2.40	2/18/20	250,000	248,922
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	1,250,000	1,247,372
Citigroup,
Sr. Unscd. Notes	2.88	7/24/23	500,000	492,660
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000	121,536
Citigroup,
Sr. Unscd. Notes	3.67	7/24/28	500,000	501,498
Citigroup,
Sr. Unscd. Notes	3.88	1/24/39	60,000	60,608
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	400,000	523,077
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	350,000	393,315
Citigroup,
Sub. Notes	4.05	7/30/22	250,000	258,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Citigroup,
Sub. Notes	5.50	9/13/25	500,000	557,775
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	500,000	497,841
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	250,000	248,310
Cooperatieve Rabobank,
Gtd. Notes	3.95	11/9/22	1,000,000	1,027,518
Cooperatieve Rabobank,
Sr. Unscd. Notes	2.50	1/19/21	400,000	398,077
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000	1,041,634
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	500,000	500,224
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000	313,665
Deutsche Bank,
Sr. Unscd. Notes	4.25	10/14/21	290,000	299,884
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	500,000	499,786
Discover Bank,
Sr. Unscd. Bonds	3.45	7/27/26	500,000	483,199
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	400,000	410,458
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/20	450,000	459,810
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	600,000	611,440
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	509,559
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000	498,180
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	501,457
Fiserv,
Sr. Unscd. Notes	4.63	10/1/20	400,000	419,254
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	571,000	627,816
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000	752,496
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	400,000	415,150
GE Capital International Funding,
Gtd. Notes	4.42	11/15/35	1,000,000	1,034,125
General Electric,
Sr. Unscd. Notes	2.20	1/9/20	500,000	495,704
General Electric,
Sr. Unscd. Notes	4.65	10/17/21	650,000	687,129

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
General Motors Financial,
Gtd. Notes	2.35	10/4/19	500,000	497,221
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	504,043
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	511,711
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	498,912
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	1,000,000	1,000,686
Goldman Sachs Group,
Sr. Unscd. Notes	2.35	11/15/21	500,000	488,732
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	500,000	509,334
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,013,625
Goldman Sachs Group,
Sr. Unscd. Notes	3.85	1/26/27	730,000	739,032
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	150,000	150,578
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	700,000	928,192
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000	133,982
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	500,000	662,025
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/21	600,000	608,745
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	750,000	800,360
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/26	295,000	301,232
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	515,615
HSBC Holdings,
Sub. Notes	6.50	5/2/36	850,000	1,095,455
Industrial & Commercial Bank of China,
Sr. Unscd. Bonds	2.45	10/20/21	500,000	486,662
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/20	300,000	298,085
ING Groep,
Sr. Unscd. Notes	3.15	3/29/22	300,000	299,898
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000	367,563
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	433,152
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	260,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	40,375
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	150,000	160,762
John Deere Capital,
Sr. Unscd. Notes	1.25	10/9/19	500,000	491,109
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	300,000	305,114
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/23	500,000	496,506
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.40	5/15/38	650,000	881,821
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.25	1/23/20	1,000,000	995,675
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000	521,114
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/21	1,240,000	1,225,435
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	1,005,984
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.78	4/25/23	300,000	296,797
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/26	500,000	494,591
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.51	1/23/29	135,000	134,380
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.26	2/22/48	400,000	425,489
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.96	11/15/48	200,000	202,123
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	1/23/49	105,000	105,558
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	500,000	512,259
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000	520,235
KeyBank,
Sr. Unscd. Notes	3.30	6/1/25	400,000	401,603
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	123,689
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	258,867
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	200,000	222,270
Lincoln National,
Sr. Unscd. Notes	3.63	12/12/26	500,000	501,072
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	39,000	48,137

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	820,000	846,889
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	244,196
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000	495,948
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	250,000	249,032
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	341,873
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000	499,031
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	255,473
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	350,000	459,490
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	400,000	399,044
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.00	2/22/22	500,000	497,292
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.68	2/22/27	500,000	502,778
Mizuho Financial Group,
Sr. Unscd. Bonds	2.27	9/13/21	500,000	486,829
Mizuho Financial Group,
Sr. Unscd. Bonds	2.84	9/13/26	500,000	470,980
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,378,001
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,054,399
Morgan Stanley,
Sr. Unscd. Notes	3.13	1/23/23	150,000	149,641
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	511,986
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000	516,782
Morgan Stanley,
Sr. Unscd. Notes	3.63	1/20/27	380,000	381,263
Morgan Stanley,
Sr. Unscd. Notes	3.77	1/24/29	180,000	181,187
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	410,324
Morgan Stanley,
Sr. Unscd. Notes	4.38	1/22/47	500,000	537,132
Morgan Stanley,
Sub. Notes	4.10	5/22/23	500,000	517,959
Morgan Stanley,
Sub. Notes	3.95	4/23/27	500,000	504,442

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/24	250,000	259,840
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/26	500,000	466,278
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000	260,113
National City,
Sub. Notes	6.88	5/15/19	600,000	631,989
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	350,000	376,808
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	882,222
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000	167,710
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	500,000	499,915
PNC Bank,
Sr. Unscd. Notes	2.63	2/17/22	500,000	495,863
PNC Bank,
Sub. Notes	3.80	7/25/23	500,000	514,350
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	126,123
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	250,000	270,821
Progressive,
Sr. Unscd. Notes	4.13	4/15/47	70,000	73,780
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/44	550,000	583,688
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	400,000	441,241
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000	371,218
Royal Bank of Canada,
Sr. Unscd. Notes	2.15	3/6/20	750,000	744,621
Royal Bank of Scotland Group,
Sr. Unscd. Notes	4.80	4/5/26	500,000	529,583
Santander UK,
Sr. Unscd. Notes	2.38	3/16/20	750,000	746,341
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	500,000	499,258
Skandinaviska Enskilda,
Sr. Unscd. Bonds	1.50	9/13/19	500,000	492,056
Skandinaviska Enskilda,
Sr. Unscd. Notes	1.88	9/13/21	250,000	241,509
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000	310,304
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	259,195

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000	296,139
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000	287,107
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/26	500,000	506,714
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.45	1/11/27	160,000	157,959
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	489,399
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	500,000	499,035
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	500,000	512,572
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	200,000	199,857
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000	498,633
Toyota Motor Credit,
Sr. Unscd. Bonds	1.70	2/19/19	500,000	497,524
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	497,271
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	500,000	493,691
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	500,000	515,364
Trinity Acquisition,
Gtd. Notes	3.50	9/15/21	500,000	504,722
U. S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	900,000	905,439
Visa,
Sr. Unscd. Notes	2.20	12/14/20	400,000	398,099
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000	292,832
Visa,
Sr. Unscd. Notes	4.30	12/14/45	200,000	222,719
Visa,
Sr. Unscd. Notes	3.65	9/15/47	55,000	54,980
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/21	620,000	605,084
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	470,000	470,540
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/25	500,000	506,192
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	515,471
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,083,396

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Financials - 7.9% (continued)
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000		504,527
Wells Fargo Bank,
Sr. Unscd. Notes	2.15	12/6/19	500,000		497,933
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,000,000		997,924
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/26	200,000		191,235
XLIT,
Gtd. Notes	6.38	11/15/24	350,000		404,398
					96,441,601
Foreign/Governmental - 4.5%
African Development Bank,
Sr. Unscd. Bonds	2.38	9/23/21	500,000		497,254
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000		491,057
AID-Israel,
Govt. Gtd. Bonds	5.50	9/18/23	450,000		513,548
Asian Development Bank,
Sr. Unscd. Notes	1.88	4/12/19	1,000,000	[a]	996,787
Asian Development Bank,
Sr. Unscd. Notes	1.75	6/8/21	500,000		487,890
Asian Development Bank,
Sr. Unscd. Notes	1.75	9/13/22	295,000		283,644
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000	[a]	952,234
Asian Development Bank,
Sr. Unscd. Notes	2.75	1/19/28	90,000		89,116
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	500,000		504,500
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000		527,250
Colombian Government,
Sr. Unscd. Notes	3.88	4/25/27	500,000		505,125
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	500,000		537,875
Council of Europe Development Bank,
Sr. Unscd. Notes	1.75	11/14/19	500,000		495,562
Development Bank of Japan,
Sr. Unscd. Notes	2.00	10/19/21	500,000		484,068
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	300,000		372,375
European Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	1.75	11/26/19	1,000,000		991,023
European Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	6/14/19	500,000		497,058

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.5% (continued)
European Investment Bank,
Sr. Unscd. Bonds	2.88	9/15/20	1,000,000		1,012,121
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/19	560,000		553,520
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000		1,490,852
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,000,000		986,239
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/22	500,000	[a]	493,015
European Investment Bank,
Sr. Unscd. Notes	2.50	3/15/23	305,000		302,233
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000	[a]	940,839
European Investment Bank,
Sr. Unscd. Notes	2.38	5/24/27	500,000		480,032
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000		397,327
Export-Import Bank of Korea,
Sr. Unscd. Bonds	4.00	1/14/24	500,000		518,425
Export-Import Bank of Korea,
Sr. Unscd. Notes	1.88	10/21/21	500,000		479,298
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		31,109
FMS Wertmanagement,
Gov't Gtd. Notes	1.75	3/17/20	750,000		741,268
Hungarian Government,
Sr. Unscd. Notes	6.38	3/29/21	500,000		551,125
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/41	500,000		763,223
Indonesian Government,
Sr. Unscd. Notes	2.95	1/11/23	300,000		297,449
Indonesian Government,
Sr. Unscd. Notes	3.50	1/11/28	300,000		296,479
Indonesian Government,
Sr. Unscd. Notes	4.35	1/11/48	300,000		297,419
Inter-American Development Bank,
Sr. Unscd. Bonds	2.13	1/15/25	1,000,000		962,666
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	1,000,000		1,025,899
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/18/22	370,000		364,009
Inter-American Development Bank,
Unscd. Notes	1.63	5/12/20	400,000		394,346
Inter-American Development Bank,
Unscd. Notes	2.50	1/18/23	225,000		223,217

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.5% (continued)
International Bank for Reconstruction
and Development,
Sr. Unscd. Bonds	7.63	1/19/23	700,000		859,380
International Bank for Reconstruction
and Development,
Sr. Unscd. Bonds	2.50	7/29/25	1,000,000		979,782
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.88	3/15/19	500,000		498,831
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.88	10/7/19	500,000		497,205
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.38	9/20/21	430,000		413,129
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	2.00	1/26/22	620,000		607,250
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.75	4/19/23	500,000		477,674
International Finance,
Sr. Unscd. Bonds	1.63	7/16/20	200,000		196,539
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	400,000		471,460
Japan Bank for International Cooperation,
Govt. Gtd. Bonds	1.88	7/21/26	500,000		457,203
Japan Bank for International Cooperation,
Govt. Gtd. Notes	1.88	4/20/21	490,000		477,415
Japan Bank for International Cooperation,
Govt. Gtd. Notes	2.75	1/21/26	750,000		735,208
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	1,000,000		1,033,116
KFW,
Gov't Gtd. Bonds	2.13	6/15/22	320,000	[a]	313,374
KFW,
Gov't Gtd. Bonds	0.00	6/29/37	250,000	[c]	135,702
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,036,177
KFW,
Gov't Gtd. Notes	1.63	3/15/21	1,900,000		1,851,957
KFW,
Gov't Gtd. Notes	1.50	6/15/21	765,000	[a]	740,510
KFW,
Gov't Gtd. Notes	2.13	3/7/22	620,000		608,681
KFW,
Gov't Gtd. Notes	2.00	5/2/25	1,100,000	[a]	1,042,745

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.5% (continued)
KFW,
Govt. Gtd. Notes	2.38	12/29/22	305,000		300,730
Korea Development Bank,
Sr. Unscd. Notes	2.75	3/19/23	300,000		292,590
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	2.38	6/10/25	500,000		484,882
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000		514,750
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000		250,750
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/27	345,000	[a]	353,711
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000		956,463
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	600,000		588,000
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000		497,341
OeKB,
Gov't Gtd. Notes	1.50	10/21/20	500,000		487,020
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		210,500
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	400,000		528,400
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	500,000		639,750
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000		496,355
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		460,705
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		529,700
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	500,000		517,950
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	380,000	[b]	415,625
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	190,000	[b]	207,813
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000		691,875
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	250,000	[b]	262,500
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,176,022
Philippine Government,
Sr. Unscd. Bonds	3.70	2/2/42	400,000		393,475
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	500,000		528,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Foreign/Governmental - 4.5% (continued)
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	650,000		702,603
Province of Alberta Canada,
Sr. Unscd. Bonds	1.90	12/6/19	500,000		495,201
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,145,881
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		538,800
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	1,550,000		1,592,073
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/23	200,000		244,024
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		762,694
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	500,000		527,410
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		397,941
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		427,500
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	400,000	[a]	430,400
					55,311,876
Health Care - 2.5%
Abbott Laboratories,
Sr. Unscd. Notes	2.90	11/30/21	600,000		598,622
Abbott Laboratories,
Sr. Unscd. Notes	3.25	4/15/23	500,000		501,227
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	250,000		286,308
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,000,000		992,268
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000		171,742
AbbVie,
Sr. Unscd. Notes	4.30	5/14/36	235,000		247,976
AbbVie,
Sr. Unscd. Notes	4.45	5/14/46	330,000		352,481
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	150,000		196,654
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	250,000		271,841
Allergan Funding,
Gtd. Notes	3.00	3/12/20	795,000		798,267
Allergan Funding,
Gtd. Notes	3.80	3/15/25	500,000		502,789

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.5% (continued)
Allergan Funding,
Gtd. Notes	4.75	3/15/45	400,000		423,797
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	500,000		520,319
Amgen,
Sr. Unscd. Notes	2.60	8/19/26	1,000,000		943,431
Amgen,
Sr. Unscd. Notes	4.66	6/15/51	300,000		327,894
Anthem,
Sr. Unscd. Notes	3.30	1/15/23	500,000		502,462
Anthem,
Sr. Unscd. Notes	4.38	12/1/47	100,000		103,897
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/20	350,000		348,901
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000		216,866
Baxalta,
Gtd. Notes	2.88	6/23/20	240,000		240,446
Baxalta,
Gtd. Notes	5.25	6/23/45	350,000		404,184
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	500,000		498,130
Becton Dickinson,
Sr. Unscd. Notes	3.73	12/15/24	386,000		387,321
Biogen,
Sr. Unscd. Notes	4.05	9/15/25	500,000		519,909
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	500,000		531,350
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	400,000		386,432
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	300,000	[a]	297,628
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		302,589
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000		498,679
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000		194,254
Celgene,
Sr. Unscd. Notes	4.35	11/15/47	90,000		90,743
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	300,000		313,347
Cigna,
Sr. Unscd. Notes	3.88	10/15/47	75,000		72,103
Cleveland Clinic Foundation,
Unscd. Bonds	4.86	1/1/14	150,000		164,220
Danaher,
Sr. Unscd. Notes	4.38	9/15/45	250,000		275,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.5% (continued)
Dignity Health,
Scd. Bonds	2.64	11/1/19	300,000	299,887
Dignity Health,
Scd. Bonds	5.27	11/1/64	304,000	319,186
Eli Lilly & Co.,
Sr. Unscd. Notes	3.10	5/15/27	500,000	497,405
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	200,000	248,202
Express Scripts Holding,
Gtd. Notes	3.40	3/1/27	250,000	241,908
Express Scripts Holding,
Gtd. Notes	4.80	7/15/46	250,000	267,513
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	500,000	527,956
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000	210,755
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000	565,022
Gilead Sciences,
Sr. Unscd. Notes	4.15	3/1/47	220,000	228,362
GlaxoSmithKline Capital,
Gtd. Notes	2.85	5/8/22	500,000	501,813
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	300,000	299,041
Humana,
Sr. Unscd. Notes	3.85	10/1/24	500,000	511,235
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000	201,848
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/21	525,000	513,027
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/26	380,000	363,493
Johnson & Johnson,
Sr. Unscd. Notes	3.75	3/3/47	350,000	361,826
Johnson & Johnson,
Sr. Unscd. Notes	3.50	1/15/48	50,000	49,427
Kaiser Foundation Hospitals,
Gtd. Notes	3.15	5/1/27	500,000	491,880
Laboratory Corporation of America
Holdings,
Sr. Unscd. Notes	4.00	11/1/23	400,000	412,217
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000	524,805
Medtronic,
Gtd. Notes	3.50	3/15/25	550,000	560,746
Medtronic,
Gtd. Notes	4.63	3/15/44	600,000	684,292

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.5% (continued)
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes, Ser. 2015	4.20	7/1/55	200,000	208,497
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000	489,196
Mylan,
Gtd. Notes	3.15	6/15/21	430,000	430,135
Mylan,
Gtd. Notes	5.40	11/29/43	300,000	326,786
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	250,000	240,911
Novartis Capital,
Gtd. Notes	4.40	5/6/44	340,000	383,444
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	200,000	205,017
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	250,000	249,684
Pfizer,
Sr. Unscd. Notes	1.95	6/3/21	355,000	349,010
Pfizer,
Sr. Unscd. Notes	2.75	6/3/26	470,000	455,427
Pfizer,
Sr. Unscd. Notes	3.00	12/15/26	250,000	246,693
Pfizer,
Sr. Unscd. Notes	4.13	12/15/46	300,000	321,329
Providence St. Joseph Health Obligated
Group,
Unscd. Notes, Ser. I	3.74	10/1/47	250,000	240,089
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000	499,780
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	550,000	572,344
Stryker,
Sr. Unscd. Notes	3.50	3/15/26	250,000	253,930
Stryker,
Sr. Unscd. Notes	4.38	5/15/44	250,000	266,742
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	250,000	296,654
Trinity Health,
Scd. Bonds	4.13	12/1/45	200,000	205,314
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000	351,478
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000	341,140
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	410,000	580,649
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000	325,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Health Care - 2.5% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	3.75	10/15/47	70,000		69,744
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		267,723
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	250,000		246,432
					30,790,494
Industrials - 1.7%
3M,
Sr. Unscd. Notes	2.25	9/19/26	500,000		465,749
Allegion US Holding Co.,
Gtd. Notes	3.20	10/1/24	400,000		391,000
American Airlines,
Ser. 2016-1 Cl. AA, Scd. Notes	3.58	7/15/29	505,831		509,523
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	600,000		623,949
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.05	3/15/22	200,000		202,228
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		124,548
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	300,000		393,089
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	300,000		339,667
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	5/15/45	220,000		287,579
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		310,035
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	800,000		792,184
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	200,000	[a]	225,129
Corning,
Sr. Unscd. Notes	4.38	11/15/57	50,000		50,021
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000		515,976
CSX,
Sr. Unscd. Notes	4.50	8/1/54	250,000		259,501
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		410,573
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	164,000		173,450
Ecolab,
Sr. Unscd. Notes	2.70	11/1/26	250,000		237,713
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		256,249

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Industrials - 1.7% (continued)
FedEx,
Gtd. Notes	4.00	1/15/24	250,000	262,277
FedEx,
Gtd. Notes	4.75	11/15/45	400,000	444,640
Fortive,
Sr. Unscd. Notes	2.35	6/15/21	250,000	246,293
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	525,586
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000	517,317
Johnson Controls International,
Sr. Unscd. Notes	5.13	9/14/45	100,000	116,868
Kansas City Southern,
Gtd. Notes	4.95	8/15/45	300,000	332,596
Keysight Technologies,
Sr. Unscd. Notes	3.30	10/30/19	500,000	502,262
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000	498,949
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000	240,193
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	500,000	517,952
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	350,000	400,257
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000	311,374
Northrop Grumman,
Sr. Unscd. Notes	3.50	3/15/21	200,000	204,428
Northrop Grumman,
Sr. Unscd. Notes	4.03	10/15/47	160,000	163,345
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000	695,534
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	195,869
Republic Services,
Sr. Unscd. Notes	5.25	11/15/21	500,000	540,692
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000	494,285
Roper Technologies,
Sr. Unscd. Notes	3.80	12/15/26	500,000	508,020
S&P Global,
Gtd. Notes	4.40	2/15/26	230,000	245,664
Stanford Unversity,
Unscd. Bonds	3.65	5/1/48	30,000	30,688
Textron,
Sr. Unscd. Notes	4.00	3/15/26	500,000	514,583
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	500,000	535,390

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Industrials - 1.7% (continued)
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000	398,165
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000	380,713
United Airlines,
Pass Thru Certs., Ser. 2013-1 Cl. A	4.30	2/15/27	852,323	897,070
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	500,000	509,415
United Parcel Service,
Sr. Unscd. Notes	3.75	11/15/47	80,000	80,923
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	600,000	605,989
United Technologies,
Sr. Unscd. Notes	3.13	5/4/27	110,000	107,533
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	63,814
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	300,000	373,973
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000	414,514
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000	510,495
Xylem,
Sr. Unscd. Notes	4.88	10/1/21	21,000	22,496
Xylem,
Sr. Unscd. Notes	4.38	11/1/46	250,000	262,062
				20,240,387
Information Technology - 1.9%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	500,000	504,351
Alphabet,
Sr. Unscd. Notes	3.63	5/19/21	300,000	311,558
Alphabet,
Sr. Unscd. Notes	2.00	8/15/26	300,000	276,394
Apple,
Sr. Unscd. Notes	1.90	2/7/20	300,000	297,399
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000	505,762
Apple,
Sr. Unscd. Notes	2.50	2/9/22	300,000	297,298
Apple,
Sr. Unscd. Notes	2.30	5/11/22	210,000	205,939
Apple,
Sr. Unscd. Notes	2.40	1/13/23	160,000	156,347
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000	511,201

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.9% (continued)
Apple,
Sr. Unscd. Notes	3.35	2/9/27	500,000		501,363
Apple,
Sr. Unscd. Notes	3.20	5/11/27	200,000		198,366
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		554,377
Apple,
Sr. Unscd. Notes	4.25	2/9/47	300,000		323,410
Apple,
Sr. Unscd. Notes	3.75	9/12/47	75,000		74,690
Apple,
Sr. Unscd. Notes	3.75	11/13/47	90,000		90,002
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	500,000		521,905
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		518,641
Autodesk,
Sr. Unscd. Notes	4.38	6/15/25	250,000		258,834
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	400,000		399,831
Broadcom,
Gtd. Notes	3.00	1/15/22	760,000	[b]	747,032
Broadcom,
Gtd. Notes	3.88	1/15/27	300,000	[b]	292,517
Broadcom,
Gtd. Notes	3.50	1/15/28	110,000	[b]	103,321
Dell International,
Sr. Scd. Notes	3.48	6/1/19	420,000	[b]	423,828
Dell International,
Sr. Scd. Notes	6.02	6/15/26	450,000	[b]	493,414
Dell International,
Sr. Scd. Notes	8.35	7/15/46	260,000	[b]	342,353
eBay,
Sr. Unscd. Notes	4.00	7/15/42	350,000		318,888
Fidelity National Information Services,
Sr. Unscd. Bonds	3.00	8/15/26	250,000		238,370
Harris,
Sr. Unscd. Notes	5.05	4/27/45	350,000		403,787
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.90	10/15/25	500,000		524,458
HP,
Sr. Unscd. Notes	4.38	9/15/21	250,000		261,723
HP,
Sr. Unscd. Notes	6.00	9/15/41	200,000		213,226
Intel,
Sr. Unscd. Notes	3.30	10/1/21	850,000		870,410
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		304,616

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.9% (continued)
Intel,
Sr. Unscd. Notes	3.15	5/11/27	110,000		109,169
Intel,
Sr. Unscd. Notes	4.10	5/11/47	80,000		85,019
Intel,
Sr. Unscd. Notes	3.73	12/8/47	120,000	[b]	120,523
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		331,019
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/26	230,000		233,594
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		767,446
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	500,000		513,518
Microsoft,
Sr. Unscd. Notes	1.55	8/8/21	575,000		555,577
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000		850,690
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000		1,025,217
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000		469,357
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000		160,433
Microsoft,
Sr. Unscd. Notes	4.50	2/6/57	160,000		184,143
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	500,000		501,585
NVIDIA,
Sr. Unscd. Notes	2.20	9/16/21	250,000		245,505
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	450,000		467,117
Oracle,
Sr. Unscd. Notes	2.63	2/15/23	200,000		197,529
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	500,000		509,618
Oracle,
Sr. Unscd. Notes	3.25	11/15/27	250,000		247,382
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000		498,984
Oracle,
Sr. Unscd. Notes	3.85	7/15/36	500,000		516,393
Oracle,
Sr. Unscd. Notes	4.00	11/15/47	160,000		165,048
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	280,000		305,174
QUALCOMM,
Sr. Unscd. Notes	2.25	5/20/20	500,000		495,832

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Information Technology - 1.9% (continued)
QUALCOMM,
Sr. Unscd. Notes	4.65	5/20/35	140,000	149,085
QUALCOMM,
Sr. Unscd. Notes	4.80	5/20/45	210,000	223,523
QUALCOMM,
Sr. Unscd. Notes	4.30	5/20/47	120,000	118,655
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	400,000	411,750
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000	499,471
				23,003,967
Materials - .8%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000	568,143
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	400,000	494,409
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000	531,239
Celanese US Holdings,
Gtd. Notes	4.63	11/15/22	350,000	368,863
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	300,000	311,953
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	250,000	248,810
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000	305,386
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	378,000	389,371
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000	507,667
International Paper,
Sr. Unscd. Notes	3.65	6/15/24	400,000	407,777
International Paper,
Sr. Unscd. Notes	4.40	8/15/47	250,000	259,896
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	350,000	362,127
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000	464,497
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	500,000	497,979
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000	309,577
Newmont Mining,
Gtd. Notes	6.25	10/1/39	126,000	158,549
Nucor,
Sr. Unscd. Notes	6.40	12/1/37	200,000	262,279

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Materials - .8% (continued)
Owens Corning,
Gtd. Notes	7.00	12/1/36	137,000	179,121
Potash Corporation of Saskatchewan,
Sr. Unscd. Bonds	3.63	3/15/24	500,000	504,379
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	400,000	394,968
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	453,583
Sherwin-Williams,
Sr. Unscd. Notes	4.50	6/1/47	100,000	105,980
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	500,000	568,686
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	116,000
Vale Overseas,
Gtd. Notes	6.88	11/21/36	550,000	694,375
				9,465,614
Municipal Bonds - .6%
American Municipal Power,
Combined Hydroelectic Projects
Revenue (Build America Bonds)	8.08	2/15/50	100,000	168,238
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Build America Bonds)	6.26	4/1/49	300,000	433,752
California,
GO (Various Purpose)	7.50	4/1/34	500,000	732,760
California,
GO (Various Purpose)	7.55	4/1/39	600,000	934,974
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	730,000	711,852
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	350,000	439,590
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/39	300,000	451,272
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J
Bonds) (Build America Bonds)	6.64	4/1/57	350,000	436,114
New Jersey Economic Development
Authority,
State Pension Funding Bonds (Insured;
National Public Finance Guarantee
Corp.)	7.43	2/15/29	250,000	312,550
New Jersey Turnpike Authority,
Turnpike Revenue (Build America
Bonds)	7.41	1/1/40	400,000	607,992

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Municipal Bonds - .6% (continued)
New York City Water & Sewer System,
Water and Sewer System Second
General Resolution Revenue (Build
America Bonds)	5.95	6/15/42	345,000	468,362
Ohio State University,
General Receipts Bonds (Multiyear
Debt Issuance Program)	3.80	12/1/46	250,000	249,980
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/65	300,000	351,786
San Diego County Water Authority
Financing Agency,
Water Revenue (Build America Bonds)	6.14	5/1/49	300,000	410,559
State of Connecticut,
GO (Teachers' Retirement Fund)	5.85	3/15/32	200,000	237,678
				6,947,459
Real Estate - .9%
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000	500,555
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000	585,083
AvalonBay Communities,
Sr. Unscd. Bonds	4.20	12/15/23	400,000	421,726
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	700,000	753,218
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	187,310
Crown Castle International,
Sr. Unscd. Notes	3.20	9/1/24	270,000	263,892
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/26	430,000	421,022
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	297,549
DDR,
Sr. Unscd. Notes	3.38	5/15/23	500,000	499,347
Duke Realty,
Gtd. Notes	3.75	12/1/24	400,000	408,058
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	500,000	499,630
Federal Realty Investment Trust,
Sr. Unscd. Notes	4.50	12/1/44	200,000	213,530
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	416,304
HCP,
Sr. Unscd. Notes	6.75	2/1/41	300,000	391,880
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	544,008

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Real Estate - .9% (continued)
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000		251,847
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000		246,889
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		418,418
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		508,208
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		509,503
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	750,000		744,559
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	150,000		206,393
Ventas Realty,
Gtd. Notes	2.70	4/1/20	250,000		250,047
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000		249,568
Welltower,
Sr. Unscd. Notes	4.95	1/15/21	600,000		633,634
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000		677,394
					11,099,572
Telecommunications - 1.4%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		123,979
America Movil,
Gtd. Notes	6.13	3/30/40	350,000		435,766
AT&T,
Sr. Unscd. Note	2.80	2/17/21	490,000		488,710
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		999,652
AT&T,
Sr. Unscd. Notes	3.40	8/14/24	300,000		300,435
AT&T,
Sr. Unscd. Notes	3.90	8/14/27	500,000		500,757
AT&T,
Sr. Unscd. Notes	4.30	2/15/30	507,000	[b]	504,503
AT&T,
Sr. Unscd. Notes	8.00	11/15/31	249,000	[b]	339,922
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	500,000		495,021
AT&T,
Sr. Unscd. Notes	4.90	8/14/37	500,000		508,291
AT&T,
Sr. Unscd. Notes	6.00	8/15/40	800,000		906,576

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Telecommunications - 1.4% (continued)
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	75,000		79,381
AT&T,
Sr. Unscd. Notes	4.50	3/9/48	341,000		322,466
AT&T,
Sr. Unscd. Notes	5.15	2/14/50	300,000		304,602
AT&T,
Sr. Unscd. Notes	5.70	3/1/57	360,000	[a]	396,812
AT&T,
Sr. Unscd. Notes	5.30	8/14/58	300,000		304,332
British Telecommunications,
Sr. Unscd. Notes	8.63	12/15/30	175,000		260,100
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	500,000		519,911
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/26	500,000		491,616
Cisco Systems,
Sr. Unscd. Notes	2.50	9/20/26	500,000		475,641
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	250,000		322,611
Deutsche Telekom International Finance,
Gtd. Bonds	8.25	6/15/30	300,000		440,192
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		203,545
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		335,620
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	500,000		504,526
Orange,
Sr. Unscd. Notes	8.50	3/1/31	300,000		449,808
Rogers Communications,
Gtd. Bonds	7.50	8/15/38	125,000		175,041
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	250,000		335,821
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	300,000		339,723
Verizon Communications,
Sr. Unscd. Bonds	5.25	3/16/37	365,000		404,408
Verizon Communications,
Sr. Unscd. Notes	1.75	8/15/21	1,000,000		964,538
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,000,000		1,099,118
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	787,000		781,209
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/33	220,000		226,570
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	750,000		781,301

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Telecommunications - 1.4% (continued)
Verizon Communications,
Sr. Unscd. Notes	5.01	4/15/49	330,000		351,918
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		93,444
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/55	500,000		492,031
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		310,210
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		167,409
					17,537,516
U. S. Government Agencies - 2.1%
Federal Home Loan Bank,
Bonds	1.13	6/21/19	500,000		493,530
Federal Home Loan Bank,
Bonds	0.88	8/5/19	1,000,000		981,701
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,039,269
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,325,438
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		641,720
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[d]	1,025,764
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K047, Cl. A	3.33	5/25/25	1,500,000	[d]	1,538,865
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[d]	1,254,804
Federal Home Loan Mortgage Corp.,
Notes	0.95	1/30/19	225,000	[d]	222,523
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[d]	1,631,768
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[d]	2,463,770
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[d]	1,363,532
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,000,000	[d]	990,474
Federal National Mortgage Association,
Notes	0.88	8/2/19	500,000	[d]	491,003
Federal National Mortgage Association,
Notes	1.75	11/26/19	1,500,000	[a,d]	1,489,423
Federal National Mortgage Association,
Notes	1.70	1/27/20	600,000	[d]	592,057

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Agencies - 2.1% (continued)
Federal National Mortgage Association,
Notes	1.25	8/17/21	500,000	[a,d]	480,067
Federal National Mortgage Association,
Notes	6.25	5/15/29	540,000	[d]	704,288
Federal National Mortgage Association,
Notes	6.63	11/15/30	1,000,000	[d]	1,373,740
Federal National Mortgage Association,
Notes	5.50	4/1/34	30,648	[d]	33,370
Federal National Mortgage Association,
Notes	7.00	7/1/37	17,496	[d]	19,285
Federal National Mortgage Association,
Notes, Ser. 3	1.13	7/26/19	900,000	[d]	887,348
Federal National Mortgage Association,
Notes. Ser.1	1.00	4/30/18	1,000,000	[d]	998,834
Federal National Mortgage Association,
Ser. 2013-M14, Cl. APT	2.52	4/25/23	940,418	[d]	928,766
Federal National Mortgage Association,
Ser. 2017-M12, Cl. A2	3.08	6/25/27	975,000	[d]	975,780
Federal National Mortgage Association,
Ser. 2017-M8, Cl. A1	2.65	5/5/27	782,034	[d]	772,331
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		44,080
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/38	165,000		235,176
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.25	9/15/39	700,000		928,727
					25,927,433
U. S. Government Agencies Mortgage-Backed - 28.8%
Federal Home Loan Mortgage Corp.
2.00%			50,000	[d,e]	47,991
2.50%			525,000	[d,e]	516,889
3.00%			5,800,000	[d,e]	5,699,315
3.50%			11,900,000	[d,e]	12,019,305
4.00%			2,425,000	[d,e]	2,505,354
2.00%, 8/1/28-1/1/29			671,560	[d]	652,396
2.50%, 10/1/27-2/1/47			7,276,623	[d]	7,165,930
2.87%, 12/25/21			850,000	[d]	855,590
3.00%, 9/1/21-1/1/47			23,147,489	[d]	22,913,288
3.02%, 2/25/23			389,323	[d]	393,311
3.06%, 12/25/24			648,000	[d]	655,367
3.38%, 8/1/34			1,292	[d]	1,364
3.50%, 1/1/21-4/1/47			17,417,237	[d]	17,672,908
4.00%, 5/1/18-5/1/47			13,720,533	[d]	14,223,888
4.50%, 4/1/18-4/1/47			5,971,431	[d]	6,298,947
5.00%, 11/1/18-11/1/39			2,944,144	[d]	3,157,378
5.50%, 10/1/20-1/1/40			1,673,092	[d]	1,835,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Agencies Mortgage-Backed - 28.8%
(continued)
6.00%, 6/1/22-7/1/39			950,219	[d]	1,064,589
6.50%, 3/1/19-11/1/37			274,662	[d]	304,783
7.00%, 6/1/21-7/1/37			100,037	[d]	112,175
7.50%, 2/1/23-11/1/33			20,768	[d]	22,698
8.00%, 7/1/20-10/1/31			12,792	[d]	14,454
8.50%, 6/1/30			414	[d]	482
Federal National Mortgage Association
2.50%			2,575,000	[d,e]	2,535,179
3.00%			5,100,000	[d,e]	5,016,423
3.50%			17,075,000	[d,e]	17,237,315
4.00%			7,925,000	[d,e]	8,184,666
2.00%, 7/1/28-3/1/32			1,148,735	[d]	1,112,687
2.50%, 7/1/27-2/1/47			8,197,850	[d]	8,067,545
3.00%, 10/1/26-5/1/47			37,636,577	[d]	37,269,008
3.50%, 8/1/25-12/1/46			27,460,166	[d]	27,872,164
3.59%, 11/1/35			87	[d]	91
3.66%, 11/25/20			784,598	[d]	801,864
4.00%, 7/1/24-4/1/47			21,422,024	[d]	22,211,331
4.50%, 4/1/18-5/1/47			10,088,699	[d]	10,702,682
5.00%, 2/1/18-1/1/44			4,239,106	[d]	4,553,596
5.50%, 7/1/20-12/1/38			2,600,322	[d]	2,837,203
6.00%, 1/1/23-11/1/38			1,529,750	[d]	1,715,444
6.50%, 10/1/21-12/1/37			493,971	[d]	549,497
7.00%, 8/1/23-3/1/38			137,022	[d]	153,487
7.50%, 4/1/26-6/1/31			31,753	[d]	34,327
8.00%, 3/1/22-8/1/30			8,001	[d]	8,773
8.50%, 7/1/30			252	[d]	295
9.00%, 10/1/30			1,851	[d]	1,918
Government National Mortgage Association I
2.50%, 2/15/28-9/15/46			268,490		261,236
3.00%, 9/15/42-8/15/45			1,735,083		1,724,966
3.50%, 2/15/26-8/15/45			1,607,589		1,645,907
4.00%, 2/15/41-9/15/45			1,904,846		1,990,248
4.50%, 1/15/19-2/15/41			1,981,006		2,092,121
5.00%, 7/15/33-4/15/40			3,095,936		3,332,123
5.50%, 9/15/20-11/15/38			1,147,314		1,259,125
6.00%, 1/15/29-9/15/38			384,440		430,698
6.50%, 2/15/24-10/15/37			139,862		157,062
7.00%, 10/15/27-8/15/32			51,836		57,442
7.50%, 12/15/23-11/15/30			22,647		23,143
8.00%, 8/15/24-3/15/32			11,517		13,420
8.25%, 6/15/27			1,059		1,132
8.50%, 10/15/26			7,362		8,007

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Agencies Mortgage-Backed - 28.8%
(continued)
9.00%, 2/15/22-2/15/23			5,419		5,457
Government National Mortgage Association II
3.00%			20,050,000	[e]	19,860,139
3.50%			25,150,000	[e]	25,602,578
4.00%			7,250,000	[e]	7,501,764
4.50%			300,000	[e]	313,535
2.50%, 3/20/27-3/20/47			1,302,605		1,262,409
3.00%, 11/20/27-1/20/47			7,040,266		7,023,250
3.50%, 9/20/28-9/20/46			12,502,215		12,768,587
4.00%, 9/20/43-7/20/47			7,846,092		8,175,126
4.50%, 7/20/41-1/20/46			4,506,985		4,766,452
5.00%, 1/20/39-10/20/45			1,671,710		1,775,000
5.50%, 10/20/31-6/20/41			599,017		647,332
6.50%, 2/20/28			472		532
8.50%, 7/20/25			243		261
					351,698,402
U. S. Government Securities - 35.9%
U.S. Treasury Bonds	8.88	2/15/19	720,000		771,019
U.S. Treasury Bonds	8.75	8/15/20	470,000		545,411
U.S. Treasury Bonds	8.13	5/15/21	190,000		224,653
U.S. Treasury Bonds	7.25	8/15/22	275,000	[a]	331,611
U.S. Treasury Bonds	6.25	8/15/23	1,110,000		1,321,789
U.S. Treasury Bonds	6.00	2/15/26	350,000		434,342
U.S. Treasury Bonds	6.13	11/15/27	3,000,000		3,879,961
U.S. Treasury Bonds	5.50	8/15/28	810,000		1,016,123
U.S. Treasury Bonds	5.25	11/15/28	1,350,000	[a]	1,668,595
U.S. Treasury Bonds	4.75	2/15/37	1,540,000		1,980,945
U.S. Treasury Bonds	3.50	2/15/39	665,000		732,474
U.S. Treasury Bonds	4.63	2/15/40	730,000		938,720
U.S. Treasury Bonds	3.88	8/15/40	1,870,000		2,176,103
U.S. Treasury Bonds	4.75	2/15/41	2,530,000	[a]	3,321,860
U.S. Treasury Bonds	3.75	8/15/41	2,080,000		2,382,778
U.S. Treasury Bonds	3.13	2/15/42	4,000,000		4,153,828
U.S. Treasury Bonds	2.75	8/15/42	1,150,000		1,117,499
U.S. Treasury Bonds	2.75	11/15/42	1,892,000		1,837,309
U.S. Treasury Bonds	3.13	2/15/43	390,000		404,549
U.S. Treasury Bonds	2.88	5/15/43	3,057,000		3,033,296
U.S. Treasury Bonds	3.63	8/15/43	3,535,000		3,982,951
U.S. Treasury Bonds	3.75	11/15/43	2,025,000		2,327,722
U.S. Treasury Bonds	3.63	2/15/44	3,070,000		3,461,665
U.S. Treasury Bonds	3.38	5/15/44	490,000		530,234
U.S. Treasury Bonds	3.13	8/15/44	3,275,000		3,393,847
U.S. Treasury Bonds	3.00	11/15/44	3,760,000		3,808,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Securities - 35.9% (continued)
U.S. Treasury Bonds	2.50	2/15/45	3,605,000		3,312,516
U.S. Treasury Bonds	3.00	5/15/45	3,640,000		3,686,353
U.S. Treasury Bonds	2.88	8/15/45	3,720,000		3,677,133
U.S. Treasury Bonds	2.50	2/15/46	2,400,000		2,198,063
U.S. Treasury Bonds	2.50	5/15/46	3,040,000		2,781,483
U.S. Treasury Bonds	2.25	8/15/46	4,250,000	[a]	3,682,727
U.S. Treasury Bonds	2.88	11/15/46	3,000,000		2,961,504
U.S. Treasury Bonds	3.00	2/15/47	950,000		961,151
U.S. Treasury Bonds	3.00	5/15/47	2,685,000		2,714,577
U.S. Treasury Bonds	2.75	8/15/47	540,000		519,254
U.S. Treasury Bonds	2.75	11/15/47	1,650,000		1,586,965
U.S. Treasury Notes	1.38	2/28/19	1,268,000	[a]	1,259,926
U.S. Treasury Notes	1.50	2/28/19	3,910,000		3,890,374
U.S. Treasury Notes	1.25	3/31/19	2,590,000		2,568,096
U.S. Treasury Notes	1.25	4/30/19	2,725,000		2,699,506
U.S. Treasury Notes	1.63	4/30/19	3,280,000		3,264,433
U.S. Treasury Notes	0.88	5/15/19	1,500,000		1,478,437
U.S. Treasury Notes	3.13	5/15/19	1,800,000		1,824,926
U.S. Treasury Notes	1.25	5/31/19	2,085,000		2,064,028
U.S. Treasury Notes	1.50	5/31/19	4,155,000		4,126,921
U.S. Treasury Notes	1.25	6/30/19	2,090,000	[a]	2,067,345
U.S. Treasury Notes	1.63	6/30/19	1,300,000		1,292,459
U.S. Treasury Notes	0.75	7/15/19	2,445,000		2,399,586
U.S. Treasury Notes	1.38	7/31/19	1,965,000		1,945,197
U.S. Treasury Notes	1.63	7/31/19	1,100,000		1,092,975
U.S. Treasury Notes	0.75	8/15/19	2,450,000	[a]	2,401,957
U.S. Treasury Notes	3.63	8/15/19	1,900,000		1,944,383
U.S. Treasury Notes	1.00	8/31/19	2,010,000	[a]	1,976,552
U.S. Treasury Notes	1.25	8/31/19	1,890,000		1,865,637
U.S. Treasury Notes	1.63	8/31/19	1,400,000	[a]	1,390,047
U.S. Treasury Notes	0.88	9/15/19	2,000,000		1,961,407
U.S. Treasury Notes	1.38	9/30/19	1,905,000		1,882,713
U.S. Treasury Notes	1.75	9/30/19	3,190,000		3,172,243
U.S. Treasury Notes	1.00	10/15/19	4,100,000	[a]	4,025,848
U.S. Treasury Notes	1.25	10/31/19	1,000,000	[a]	985,625
U.S. Treasury Notes	1.50	10/31/19	4,450,000	[a]	4,403,588
U.S. Treasury Notes	1.00	11/15/19	2,000,000		1,961,602
U.S. Treasury Notes	3.38	11/15/19	1,440,000		1,471,866
U.S. Treasury Notes	1.75	11/30/19	1,655,000	[a]	1,643,751
U.S. Treasury Notes	1.38	12/15/19	2,500,000		2,465,820
U.S. Treasury Notes	1.13	12/31/19	1,990,000	[a]	1,952,532
U.S. Treasury Notes	1.63	12/31/19	1,220,000	[a]	1,208,277
U.S. Treasury Notes	1.88	12/31/19	1,645,000	[a]	1,636,775

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Securities - 35.9% (continued)
U.S. Treasury Notes	1.25	1/31/20	2,220,000		2,181,237
U.S. Treasury Notes	2.00	1/31/20	1,570,000		1,565,492
U.S. Treasury Notes	1.38	2/15/20	2,020,000		1,988,595
U.S. Treasury Notes	3.63	2/15/20	2,400,000		2,469,984
U.S. Treasury Notes	1.38	2/29/20	3,525,000		3,468,338
U.S. Treasury Notes	1.63	3/15/20	3,020,000		2,985,671
U.S. Treasury Notes	1.38	3/31/20	995,000		978,073
U.S. Treasury Notes	1.50	4/15/20	2,395,000	[a]	2,359,823
U.S. Treasury Notes	1.38	4/30/20	2,525,000		2,479,629
U.S. Treasury Notes	1.50	5/15/20	1,925,000		1,895,147
U.S. Treasury Notes	3.50	5/15/20	1,770,000		1,820,922
U.S. Treasury Notes	1.50	5/31/20	2,610,000		2,568,046
U.S. Treasury Notes	1.63	6/30/20	2,700,000		2,662,242
U.S. Treasury Notes	1.88	6/30/20	3,730,000		3,699,402
U.S. Treasury Notes	1.50	7/15/20	2,195,000		2,156,973
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,359,716
U.S. Treasury Notes	2.00	7/31/20	1,455,000		1,446,588
U.S. Treasury Notes	1.50	8/15/20	1,745,000	[a]	1,713,236
U.S. Treasury Notes	2.63	8/15/20	2,170,000		2,190,047
U.S. Treasury Notes	1.38	8/31/20	600,000	[a]	586,980
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,180,156
U.S. Treasury Notes	1.38	9/15/20	1,755,000		1,716,404
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,024,577
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,733,276
U.S. Treasury Notes	1.63	10/15/20	1,675,000		1,647,061
U.S. Treasury Notes	1.38	10/31/20	2,525,000		2,464,686
U.S. Treasury Notes	1.75	10/31/20	3,000,000		2,958,340
U.S. Treasury Notes	1.75	11/15/20	1,525,000		1,503,644
U.S. Treasury Notes	2.63	11/15/20	2,650,000		2,673,912
U.S. Treasury Notes	1.63	11/30/20	2,525,000		2,479,382
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,845,594
U.S. Treasury Notes	1.88	12/15/20	1,000,000		988,770
U.S. Treasury Notes	1.75	12/31/20	2,220,000		2,185,833
U.S. Treasury Notes	2.38	12/31/20	3,000,000		3,006,328
U.S. Treasury Notes	2.00	1/15/21	1,450,000		1,438,162
U.S. Treasury Notes	1.38	1/31/21	3,000,000	[a]	2,918,848
U.S. Treasury Notes	3.63	2/15/21	3,100,000	[a]	3,218,853
U.S. Treasury Notes	1.13	2/28/21	2,500,000		2,410,986
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,278,037
U.S. Treasury Notes	2.25	3/31/21	1,430,000		1,426,118
U.S. Treasury Notes	1.38	4/30/21	2,000,000		1,939,531
U.S. Treasury Notes	2.25	4/30/21	1,690,000		1,685,049
U.S. Treasury Notes	3.13	5/15/21	2,700,000		2,765,654

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Securities - 35.9% (continued)
U.S. Treasury Notes	1.38	5/31/21	2,155,000		2,087,193
U.S. Treasury Notes	2.00	5/31/21	2,525,000		2,496,446
U.S. Treasury Notes	2.13	6/30/21	1,500,000		1,488,223
U.S. Treasury Notes	1.13	7/31/21	2,455,000		2,351,957
U.S. Treasury Notes	2.13	8/15/21	2,925,000		2,899,463
U.S. Treasury Notes	1.13	8/31/21	3,450,000		3,300,006
U.S. Treasury Notes	1.13	9/30/21	3,260,000		3,113,938
U.S. Treasury Notes	1.25	10/31/21	1,695,000		1,624,916
U.S. Treasury Notes	2.00	10/31/21	2,845,000		2,803,325
U.S. Treasury Notes	2.00	11/15/21	680,000		670,052
U.S. Treasury Notes	1.75	11/30/21	3,130,000		3,053,523
U.S. Treasury Notes	1.88	11/30/21	2,800,000		2,745,695
U.S. Treasury Notes	2.00	12/31/21	1,875,000		1,844,934
U.S. Treasury Notes	2.13	12/31/21	1,265,000		1,250,818
U.S. Treasury Notes	1.88	1/31/22	1,000,000		978,555
U.S. Treasury Notes	2.00	2/15/22	1,300,000		1,278,570
U.S. Treasury Notes	1.88	2/28/22	2,500,000		2,444,189
U.S. Treasury Notes	1.75	3/31/22	2,270,000		2,207,442
U.S. Treasury Notes	1.88	3/31/22	1,980,000		1,934,406
U.S. Treasury Notes	1.88	4/30/22	3,635,000		3,548,030
U.S. Treasury Notes	1.75	5/31/22	3,035,000		2,944,958
U.S. Treasury Notes	1.75	6/30/22	3,800,000		3,684,144
U.S. Treasury Notes	2.13	6/30/22	2,500,000		2,462,695
U.S. Treasury Notes	1.88	7/31/22	2,800,000		2,726,719
U.S. Treasury Notes	2.00	7/31/22	1,840,000		1,802,266
U.S. Treasury Notes	1.63	8/15/22	55,000		52,983
U.S. Treasury Notes	1.63	8/31/22	835,000		803,606
U.S. Treasury Notes	1.88	8/31/22	1,000,000		973,164
U.S. Treasury Notes	1.75	9/30/22	1,840,000		1,779,050
U.S. Treasury Notes	1.88	9/30/22	2,490,000		2,420,698
U.S. Treasury Notes	1.88	10/31/22	1,910,000		1,856,281
U.S. Treasury Notes	2.00	10/31/22	3,050,000		2,979,945
U.S. Treasury Notes	1.63	11/15/22	3,500,000	[a]	3,360,752
U.S. Treasury Notes	2.00	11/30/22	4,540,000		4,433,150
U.S. Treasury Notes	2.13	12/31/22	1,480,000		1,452,597
U.S. Treasury Notes	1.75	1/31/23	2,970,000		2,861,467
U.S. Treasury Notes	2.38	1/31/23	2,055,000		2,040,671
U.S. Treasury Notes	2.00	2/15/23	3,745,000	[a]	3,650,644
U.S. Treasury Notes	1.50	2/28/23	775,000		736,856
U.S. Treasury Notes	1.63	4/30/23	2,500,000		2,386,621
U.S. Treasury Notes	1.75	5/15/23	3,710,000		3,562,759
U.S. Treasury Notes	1.63	5/31/23	3,000,000		2,861,308
U.S. Treasury Notes	2.50	8/15/23	2,000,000	[a]	1,992,930

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
U. S. Government Securities - 35.9% (continued)
U.S. Treasury Notes	1.38	9/30/23	3,000,000		2,809,103
U.S. Treasury Notes	1.63	10/31/23	1,400,000		1,328,523
U.S. Treasury Notes	2.75	11/15/23	3,085,000		3,111,692
U.S. Treasury Notes	2.13	11/30/23	2,560,000		2,495,400
U.S. Treasury Notes	2.25	12/31/23	1,490,000		1,461,073
U.S. Treasury Notes	2.25	1/31/24	1,065,000		1,043,700
U.S. Treasury Notes	2.75	2/15/24	2,780,000		2,801,176
U.S. Treasury Notes	2.13	2/29/24	2,010,000		1,954,293
U.S. Treasury Notes	2.13	3/31/24	910,000		884,264
U.S. Treasury Notes	2.00	4/30/24	1,960,000		1,889,180
U.S. Treasury Notes	2.50	5/15/24	4,690,000		4,655,466
U.S. Treasury Notes	2.00	5/31/24	2,675,000		2,576,464
U.S. Treasury Notes	2.00	6/30/24	1,155,000		1,111,507
U.S. Treasury Notes	2.38	8/15/24	6,065,000	[a]	5,967,036
U.S. Treasury Notes	1.88	8/31/24	2,035,000		1,941,517
U.S. Treasury Notes	2.13	9/30/24	2,000,000		1,935,977
U.S. Treasury Notes	2.25	11/15/24	4,000,000		3,898,516
U.S. Treasury Notes	2.50	1/31/25	3,500,000		3,464,453
U.S. Treasury Notes	2.00	2/15/25	4,735,000		4,532,653
U.S. Treasury Notes	2.13	5/15/25	3,265,000		3,145,432
U.S. Treasury Notes	2.00	8/15/25	4,075,000		3,884,382
U.S. Treasury Notes	2.25	11/15/25	4,680,000		4,534,024
U.S. Treasury Notes	1.63	2/15/26	5,000,000		4,611,621
U.S. Treasury Notes	1.63	5/15/26	3,880,000		3,569,145
U.S. Treasury Notes	1.50	8/15/26	3,865,000		3,508,244
U.S. Treasury Notes	2.00	11/15/26	4,230,000		3,993,963
U.S. Treasury Notes	2.25	2/15/27	5,350,000		5,150,211
U.S. Treasury Notes	2.38	5/15/27	4,980,000	[a]	4,840,716
U.S. Treasury Notes	2.25	8/15/27	2,355,000		2,262,640
U.S. Treasury Notes	2.25	11/15/27	4,310,000	[a]	4,137,347
					437,697,316
Utilities - 1.9%
Alabama Power,
Sr. Unscd. Notes, Ser. B	3.70	12/1/47	200,000		199,104
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		259,293
American Water Capital,
Sr. Unscd. Notes	3.75	9/1/47	110,000		110,746
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	350,000		372,406
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		297,493
Berkshire Hathaway Energy,
Sr. Unscd. Notes	3.80	7/15/48	45,000	[b]	44,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 1.9% (continued)
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000	601,705
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	263,356
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. C	4.30	12/1/56	450,000	481,141
Dominion Energy,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	200,000	196,569
Dominion Energy,
Sr. Unscd. Notes, Ser. C	4.05	9/15/42	400,000	401,119
Dominion Energy,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	124,791
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000	506,088
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	350,000	357,845
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000	513,697
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	400,000	415,564
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	250,000	261,327
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/38	150,000	207,588
Duke Energy Florida,
First Mortgage Bonds	3.40	10/1/46	300,000	285,101
Emera US Finance,
Gtd. Notes	4.75	6/15/46	250,000	263,958
Enel Generacion Chile,
Sr. Unscd. Notes	4.25	4/15/24	250,000	259,893
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000	521,710
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	400,000	467,905
FirstEnergy,
Sr. Unscd. Notes, Ser. C	4.85	7/15/47	150,000	166,720
Florida Power & Light,
First Mortgage Bonds	4.05	10/1/44	400,000	427,565
Florida Power & Light,
First Mortgage Bonds	3.70	12/1/47	50,000	50,477
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/26	500,000	493,240
Georgia Power,
Sr. Unscd. Notes	3.25	3/30/27	250,000	246,857
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	400,000	580,115
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	30,811

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 1.9% (continued)
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	300,000	383,895
Interstate Power & Light,
Sr. Unscd. Debs.	3.70	9/15/46	300,000	294,753
Nevada Power,
Mortgage Notes	7.13	3/15/19	550,000	579,030
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	400,000	552,061
NextEra Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	499,192
NiSource,
Sr. Unscd. Notes	3.49	5/15/27	420,000	418,924
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	198,487
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	335,212
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	572,930
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	400,000	511,845
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	541,850
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	402,201
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	582,113
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	660,527
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/20	750,000	761,802
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	412,558
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	991,499
Sempra Energy,
Sr. Unscd. Notes	4.00	2/1/48	50,000	49,446
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	250,562
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	250,000	253,815
Southern,
Sr. Unscd. Notes	1.85	7/1/19	350,000	347,237
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	400,000	414,103
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	90,603
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	561,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.6% (continued)
Utilities - 1.9% (continued)
Southern Co. Gas Capital,
Gtd. Notes	3.50	9/15/21	193,000		195,590
Southwestern Public Service,
First Mortgage Bonds	3.40	8/15/46	350,000		327,561
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	250,000		264,740
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/37	200,000		255,820
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000		519,746
Washington Gas Light,
Sr. Unscd. Notes	3.80	9/15/46	500,000		501,884
WEC Energy Group,
Sr. Unscd. Bonds	3.55	6/15/25	140,000		141,640
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	200,000		268,945
					22,551,393
Total Bonds and Notes
(cost $1,213,377,057)					1,214,386,986
Description			Shares		Value ($)
Other Investment - 8.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $103,340,723)			103,340,723	[f]	103,340,723

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $10,538,677)			10,538,677	[f]	10,538,677

Total Investments (cost $1,327,256,457)	108.9%	1,328,266,386
Liabilities, Less Cash and Receivables	(8.9%)	(108,669,128)
Net Assets	100.0%	1,219,597,258
GO—General Obligation

a Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $65,925,234 and the value of the collateral held by the fund was $68,027,910, consisting of cash collateral of $10,538,677 and U.S. Government &
Agency securities valued at $57,489,233.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $6,621,844 or .54% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,466,688	-	7,466,688
Commercial
Mortgage-Backed	-	16,019,748	-	16,019,748
Corporate Bonds†	-	313,318,064	-	313,318,064
Foreign Government	-	55,311,876	-	55,311,876
Municipal Bonds†	-	6,947,459	-	6,947,459
Registered Investment
Companies	113,879,400	-	-	113,879,400
U. S. Government Agencies/
Mortgage-Backed	-	377,625,835	-	377,625,835
U.S. Treasury	-	437,697,316	-	437,697,316
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(9,779,675)	-	(9,779,675)

† See Statement of Investments for additional detailed categorizations.

TBA Sale Commitments
Dreyfus Bond Market Index Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes-.8%	Rate (%)	Date	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.-.1%
Federal Home Loan Mortgage Corp.			1,000,000	[a,b]	105,368
Federal Home Loan Mortgage Corp.			6,250,000	[a,b]	634,375
Federal Home Loan Mortgage Corp.			2,000,000	[a,b]	216,930
Federal Home Loan Mortgage Corp.			250,000	[a,b]	23,599
Federal Home Loan Mortgage Corp.			2,000,000	[a,b]	188,575
Federal Home Loan Mortgage Corp.			6,000,000	[a,b]	605,250
					1,774,097
Federal National Mortgage Association-.4%
Federal National Mortgage Association			9,000,000	[a,b]	960,803
Federal National Mortgage Association			2,000,000	[a,b]	201,062
Federal National Mortgage Association			1,000,000	[a,b]	108,720
Federal National Mortgage Association			18,500,000	[a,b]	1,892,998
Federal National Mortgage Association			10,250,000	[a,b]	1,033,128
Federal National Mortgage Association			2,250,000	[a,b]	237,217
					4,433,928
Government National Mortgage Association-.3%
Government National Mortgage
Association			20,000,000	[b]	2,113,477
Government National Mortgage
Association			8,000,000	[b]	869,669
Government National Mortgage
Association			1,750,000	[b]	167,168
Government National Mortgage
Association			4,000,000	[b]	421,336
					3,571,650
Total Sale Commitments (proceeds $9,824,400)					9,779,675

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2018, accumulated net unrealized appreciation on investments was $1,054,654, consisting of $18,878,847 gross unrealized appreciation and $17,824,193 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .9%
Goodyear Tire & Rubber	156,856		5,461,726
Banks - 9.2%
Bank of America	568,608		18,195,456
Citigroup	83,696		6,568,462
JPMorgan Chase & Co.	227,396		26,302,895
SunTrust Banks	117,388		8,299,332
			59,366,145
Capital Goods - 10.6%
Honeywell International	80,427		12,841,779
L3 Technologies	47,379		10,066,142
PACCAR	83,406		6,218,751
Quanta Services	234,578	[a]	9,028,907
Raytheon	70,311		14,690,780
United Technologies	111,347		15,367,000
			68,213,359
Consumer Services - .8%
Las Vegas Sands	67,656		5,244,693
Diversified Financials - 6.2%
Ameriprise Financial	18,810		3,173,247
Berkshire Hathaway, Cl. B	70,709	[a]	15,158,595
Morgan Stanley	117,285		6,632,467
Synchrony Financial	137,874		5,470,840
Voya Financial	178,734		9,278,082
			39,713,231
Energy - 8.2%
EOG Resources	70,691		8,129,465
Occidental Petroleum	262,431		19,674,452
Phillips 66	114,260		11,700,224
Schlumberger	87,780		6,458,852
Valero Energy	74,696		7,168,575
			53,131,568
Food & Staples Retailing - 1.5%
Costco Wholesale	50,359		9,813,458
Food, Beverage & Tobacco - 4.0%
Conagra Brands	286,914		10,902,732
Kellogg	124,614	[b]	8,487,460
PepsiCo	52,304		6,292,171
			25,682,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 5.4%
AmerisourceBergen	51,742		5,157,125
Becton Dickinson & Co.	28,047		6,813,738
Humana	28,183		7,942,815
IDEXX Laboratories	27,739	[a]	5,188,303
UnitedHealth Group	41,419		9,807,191
			34,909,172
Insurance - 3.1%
American International Group	90,005		5,753,120
Hartford Financial Services Group	85,000		4,994,600
Prudential Financial	79,322		9,425,040
			20,172,760
Materials - 4.1%
DowDuPont	121,818		9,207,004
Newmont Mining	170,873		6,922,065
Packaging Corporation of America	25,830		3,245,023
Vulcan Materials	53,858		7,292,373
			26,666,465
Media - 3.0%
Comcast, Cl. A	226,607		9,637,596
Omnicom Group	126,852		9,723,206
			19,360,802
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Biogen	15,095	[a]	5,250,192
Gilead Sciences	54,646		4,579,335
Johnson & Johnson	93,096		12,864,936
Pfizer	420,557		15,577,431
			38,271,894
Real Estate - 1.3%
Lamar Advertising, Cl. A	79,620	[c]	5,732,640
Uniti Group	178,535	[b,c]	2,826,209
			8,558,849
Retailing - 4.4%
Amazon. com	11,791	[a]	17,107,444
Home Depot	39,888		8,013,499
O'Reilly Automotive	11,834	[a]	3,132,342
			28,253,285
Semiconductors & Semiconductor Equipment - 3.2%
Microchip Technology	53,196	[b]	5,065,323
Texas Instruments	140,779		15,439,233
			20,504,556
Software & Services - 14.0%
Activision Blizzard	68,504		5,078,202
Alphabet, Cl. C	18,703	[a]	21,881,388
Facebook, Cl. A	76,332	[a]	14,265,688

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 14.0% (continued)
First Data, Cl. A	307,038	[a]	5,434,573
Fortinet	98,938	[a]	4,555,106
HubSpot	33,313	[a]	3,233,027
Oracle	199,119		10,272,549
PayPal Holdings	97,522	[a]	8,320,577
Splunk	50,899	[a]	4,701,541
Square, Cl. A	160,074	[a]	7,509,071
Teradata	134,555	[a,b]	5,449,478
			90,701,200
Technology Hardware & Equipment - 8.6%
Apple	172,084		28,812,024
Cisco Systems	492,334		20,451,554
International Business Machines	39,232		6,422,278
			55,685,856
Telecommunication Services - 2.0%
AT&T	352,672		13,207,566
Transportation - 1.5%
Delta Air Lines	172,202		9,775,908
Utilities - 1.4%
FirstEnergy	267,837		8,811,837
Total Common Stocks (cost $462,030,514)			641,506,693

Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,123,149)	2,123,149	[d]	2,123,149

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,872,171)	2,872,171	[d]	2,872,171
Total Investments (cost $467,025,834)	100.1%		646,502,013
Liabilities, Less Cash and Receivables	(.1%)		(428,732)
Net Assets	100.0%		646,073,281

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $17,873,280 and the value of the collateral held by the fund was $18,250,901, consisting of cash collateral of $2,872,171 and U.S. Government & Agency securities valued at $15,378,730.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	641,506,693	-	-	641,506,693
Registered Investment
Companies	4,995,320	-	-	4,995,320

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2018, accumulated net unrealized appreciation on investments was $179,476,179 consisting of $181,812,497 gross unrealized appreciation and $2,336,318 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0%
Asset-Backed Certificates - 7.6%
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A	3.68	12/17/36	141,680	[b]	144,917
American Homes 4 Rent Trust,
Ser. 2015-SFR3, Cl. E	5.64	4/17/52	425,000	[b]	458,972
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	2/20/20	525,000	[b]	525,548
CLUB Credit Trust,
Ser. 2017-P1, Cl. A	2.42	9/15/23	280,035	[b]	279,929
Conn Funding II,
Ser. 2017-A Cl. A	2.73	5/15/20	95,450	[b]	95,484
Conn Funding II,
Ser. 2017-B, Cl. A	2.73	3/15/20	283,431	[b]	283,315
Consumer Loan Underlying Bond Credit
Trust,
Ser. 2017-NP1, Cl. A	2.39	4/17/23	57,594	[b]	57,613
Consumer Loan Underlying Bond Credit
Trust,
Ser. 2017-NP1, Cl. B	3.17	4/17/23	425,000	[b]	425,480
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D	3.24	7/22/22	275,000	[b]	276,078
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47	10/24/22	100,000	[b]	98,857
Invitation Homes Trust,
Ser. 2017-SFR2, Cl. B, 1 Month
LIBOR+11.5%	2.71	12/17/36	400,000	[b,c]	403,271
Marlette Funding Trust,
Ser. 2016-1A, Cl. A	3.06	1/17/23	111,166	[b]	111,316
Marlette Funding Trust,
Ser. 2017-1A, Cl. A	2.83	3/15/24	86,579	[b]	86,865
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A	2.56	6/15/23	149,625	[b]	149,892
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A	2.36	11/15/23	457,229	[b]	457,196
RAAC Series Trust,
Ser. 2006-SP4, Cl. M1, 1 Month LIBOR +
0.34%	1.89	11/25/36	600,000	[c]	596,909
Sofi Consumer Loan Program Trust,
Ser. 2017-1, Cl. A	3.28	1/26/26	486,088	[b]	489,033
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B	3.62	11/15/24	700,000	[b]	701,321
Springleaf Funding Trust,
Ser. 2016-AA, Cl. B	3.80	11/15/29	800,000	[b]	804,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Asset-Backed Certificates - 7.6% (continued)
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
0.95%		2.51	1/17/35	647,634	[b,c]	652,951
Tricon American Homes,
Ser. 2017-SFR2, Cl. B		3.28	1/17/36	300,000	[b]	296,187
						7,395,791
Asset-Backed Ctfs./Auto Receivables - 3.9%
AmeriCredit Automobile Receivable
Trust,
Ser. 2017-4, Cl. C		2.60	9/18/23	575,000		568,138
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	250,000	[b]	246,812
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D		3.37	7/15/24	45,000		44,788
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D		4.18	3/15/24	500,000	[b]	510,932
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C		2.80	7/15/22	250,000		250,111
DT Auto Owner Trust,
Ser. 2017-4A, Cl. C		2.86	7/17/23	600,000	[b]	600,193
Exeter Automobile Receivables Trust,
Ser. 2018-1A, Cl. B		2.75	4/15/22	250,000	[b]	250,349
Ford Auto Securitization Trust,
Ser. 2017-RA5, Cl. A3	CAD	2.38	3/15/23	350,000	[b]	282,666
GMF Canada Leasing Trust,
Ser. 2017-1	CAD	2.47	9/20/22	250,000	[b]	203,051
OSCAR US Funding Trust,
Ser. 2017-2A, Cl. A3		2.45	12/10/21	130,000	[b]	128,944
OSCAR US Funding Trust,
Ser. 2017-2A, Cl. A4		2.76	12/10/24	250,000	[b]	248,144
Santander Drive Auto Receivables Trust,
Ser. 2018-1, Cl. D		3.32	3/15/24	200,000		199,257
Santander Retail Auto Lease Trust,
Ser. 2017-A, Cl. B		2.68	1/20/22	300,000	[b]	297,914
						3,831,299
Asset-Backed Ctfs./Home Equity Loans - 1.1%
JP Morgan Mortgage Acquisition Trust,
Ser. 2007-CH1, Cl. AF6		4.96	11/25/36	208,307		208,681
Morgan Stanley ABS Capital I Trust,
Ser. 2006-NC4, Cl. A2C, 1 Month LIBOR
+ 0.15%		1.70	6/25/36	170,523	[c]	149,559
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2, 1 Month LIBOR +
3.45%		5.00	8/25/32	758,475	[c]	753,343
						1,111,583

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Asset-Backed Ctfs./Student Loans - .1%
SMB Private Education Loan Trust,
Ser. 2016-B, Cl. A1, 1 Month LIBOR +
.65%	2.13	11/15/23	102,601	[b,c]	102,675
Casinos - .8%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	400,000	[b]	430,380
Scientific Games International,
Gtd. Notes	10.00	12/1/22	285,000		312,788
					743,168
Commercial Mortgage Pass-Through Ctfs. - 2.3%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.74	6/11/50	43,772		43,853
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ	5.86	5/15/46	166,500		167,453
COMM Mortgage Trust,
Ser. 2017-DLTA, Cl. A	2.24	8/15/32	450,000	[b]	451,405
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2005-C4, Cl. AJ	5.73	11/10/45	270,288		275,294
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B	2.52	8/9/20	625,000	[b]	624,501
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A	2.26	1/15/33	125,000	[b]	125,254
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	2.61	1/15/33	100,000	[b]	100,199
WAMU Mortgage Pass-Through
Certificates,
Ser. 2005-AR8, Cl. 2AB2, 1 Month
LIBOR + .84%	2.39	7/25/45	465,262	[c]	462,745
					2,250,704
Consumer Discretionary - 1.5%
AMC Networks,
Gtd. Notes	5.00	4/1/24	160,000		162,800
AMC Networks,
Gtd. Notes	4.75	8/1/25	55,000		55,069
Charter Communications,
Sr. Scd. Notes	5.38	5/1/47	250,000		259,090
Cox Communications,
Sr. Unscd. Notes	3.35	9/15/26	250,000	[b]	242,067
GLP Capital,
Gtd. Notes	5.38	4/15/26	255,000		273,488
Nemak,
Sr. Unscd. Bonds	EUR 3.25	3/15/24	350,000	[b]	452,700
					1,445,214

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Consumer Staples - 1.5%
Kraft Heinz Foods,
Gtd. Notes	EUR 2.25	5/25/28	605,000		764,307
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	220,000	[b]	231,455
Natura Cosmeticos,
Sr. Unscd. Notes	5.38	2/1/23	500,000	[b]	503,075
					1,498,837
Energy - 6.5%
Abu Dhabi Crude Oil,
Sr. Scd. Bonds	4.60	11/2/47	575,000	[b]	579,119
Andeavor Logistics,
Gtd. Notes	3.50	12/1/22	75,000		75,059
Cenovus Energy,
Notes	4.25	4/15/27	250,000	[d]	248,567
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	400,000		414,000
Cheniere Energy Partners,
Gtd. Notes	5.25	10/1/25	250,000	[b]	255,313
Concho Resources,
Gtd. Notes	3.75	10/1/27	150,000		149,073
Concho Resources,
Gtd. Notes	4.88	10/1/47	50,000		54,758
Continental Resources,
Gtd. Notes	3.80	6/1/24	350,000	[d]	344,313
Diamondback Energy,
Notes	4.75	11/1/24	225,000		228,656
Enbridge,
Unscd. Sub. Notes	5.50	7/15/77	225,000		225,578
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A	6.25	12/15/49	275,000		276,031
Energy Transfer Partners,
Sr. Unscd. Notes	4.75	1/15/26	155,000		161,344
Energy Transfer Partners,
Sr. Unscd. Notes	4.20	4/15/27	100,000		99,275
EQT,
Sr. Unscd. Notes	3.00	10/1/22	95,000		93,067
EQT,
Sr. Unscd. Notes	3.90	10/1/27	485,000		475,952
Kinder Morgan,
Gtd. Notes	4.30	6/1/25	100,000		103,723
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	150,000		166,091
NRG Energy,
Gtd. Notes	6.25	7/15/22	275,000		286,344
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	275,000		268,320

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Energy - 6.5% (continued)
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	635,000	[b]	640,556
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	430,000		458,487
Sinopec Group Overseas Development,
Gtd. Notes		2.50	9/13/22	500,000	[b]	482,266
Sunoco Logistics Partners Operations,
Gtd. Notes		4.00	10/1/27	225,000		220,618
Sunoco Logistics Partners Operations,
Gtd. Notes		5.40	10/1/47	75,000		77,006
						6,383,516
Financials - 10.2%
AerCap Ireland Capital,
Gtd. Notes		4.63	10/30/20	300,000		313,159
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	425,000		449,684
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	800,000		1,162,937
Bank of America,
Sr. Unscd. Notes		3.37	1/23/26	525,000		524,803
Bank of America,
Sub. Notes		4.25	10/22/26	325,000		336,765
Barclays,
Jr. Sub. Bonds		7.88	3/15/22	600,000		657,193
Barclays,
Sub. Notes		5.20	5/12/26	575,000		607,826
Citigroup,
Sub. Notes		4.30	11/20/26	250,000		257,986
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	525,000	[b]	540,119
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	575,000		461,442
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	475,000		468,763
HSBC Holdings,
Sub. Notes		4.38	11/23/26	350,000		361,378
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	350,000		379,008
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	275,000		274,535
Morgan Stanley,
Sub. Notes		3.95	4/23/27	300,000		302,665
Prudential Financial,
Jr. Sub. Notes		4.50	9/15/47	400,000		407,000
Royal Bank of Scotland Group,
Jr. Sub. Notes		8.63	8/15/21	425,000		475,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Financials - 10.2% (continued)
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	900,000		908,352
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	375,000		376,545
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	195,000		189,273
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	115,000		120,513
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	325,000		421,486
						9,996,901
Foreign/Governmental - 42.3%
Argentina POM Politica Monetaria,
Unscd. Bonds, Argentine 7-Day
Reference Rate	ARS	27.28	6/21/20	17,025,000	[c]	985,430
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	400,000	[d]	422,204
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	750,000		947,678
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	1,408,000	[e]	607,373
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/33	475,000		756,060
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	43,425,000	[d]	2,385,776
Argentine Government,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	6.04	5/31/22	6,000,000	[c]	328,037
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	550,000		410,042
Australian Government,
Sr. Unscd. Bonds	AUD	1.75	11/21/20	2,750,000		2,192,417
Chilean Government,
Bonds	CLP	4.50	3/1/21	695,000,000		1,207,946
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22, 3 Month BADLAR
+ 3.25%	ARS	25.44	3/29/24	12,100,000	[c]	627,031
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	2,697,000,000		1,149,303
Ecuadorion Government,
Sr. Unscd. Notes		7.88	1/23/28	250,000	[b]	254,125
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	550,000	[d]	607,915
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	1,575,000		1,191,031
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	17,590,000		277,825

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Foreign/Governmental - 42.3% (continued)
Italy Buoni Poliennali Del Tesoro,
Sr. Unscd. Bonds	EUR	2.70	3/1/47	995,000	[b]	1,160,579
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	125,000	[b]	169,653
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	200,000	[b]	205,505
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	417,200,000		4,060,808
Japanese Government,
Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	295,800,000		2,898,156
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	13,515,000		741,958
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	4,400,000	[f]	3,575,182
Nigerian Government,
Bills	NGN	0.00	4/12/18	40,000,000	[g]	107,735
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	300,000	[b]	311,886
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.10	2/15/45	1,225,000		1,858,356
Province of Argentina,
Sr. Unscd. Notes		5.75	6/15/19	450,000	[b]	460,125
Province of Argentina,
Sr. Unscd. Notes		9.13	3/16/24	455,000	[b]	518,700
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	102,000,000		1,807,429
Senegal Government,
Unscd. Notes		6.25	5/23/33	225,000		235,940
Senegalese Government,
Unscd. Notes		6.25	5/23/33	375,000	[b]	393,233
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	14,650,000		1,138,610
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	18,650,000		1,772,547
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	600,000		570,766
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	3,400,000		1,149,292
Turkish Government,
Unscd. Bonds	TRY	11.00	2/24/27	4,275,000		1,099,874
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	625,000	[b]	635,598
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	525,000	[g]	358,699
United Kingdom Gilt,
Unscd. Bonds	GBP	1.50	7/22/47	950,000		1,220,726
Uruguayan Government,
Sr. Unscd. Bonds	UYU	9.88	6/20/22	5,340,000	[b]	195,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Foreign/Governmental - 42.3% (continued)
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	11,200,000	[b]	384,448
						41,381,589
Health Care - 1.4%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	175,000		176,886
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	325,000		410,862
HCA,
Sr. Scd. Notes		5.50	6/15/47	190,000		194,394
Mylan,
Gtd. Notes		2.50	6/7/19	275,000		274,213
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	275,000	[d]	272,250
						1,328,605
Industrials - 2.8%
Corning,
Sr. Unscd. Notes		4.38	11/15/57	225,000		225,093
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/29/49	1,250,000		1,264,062
Mexico City Airport Trust,
Sr. Scd. Bonds		5.50	7/31/47	250,000	[b]	243,125
Mexico City Airport Trust,
Sr. Scd. Notes		4.25	10/31/26	475,000	[b]	479,869
United Rentals North America,
Gtd. Notes		5.50	7/15/25	275,000		291,156
United Rentals North America,
Gtd. Notes		4.88	1/15/28	235,000		235,588
						2,738,893
Information Technology - 1.8%
Alibaba Group Holding,
Sr. Unscd. Notes		2.80	6/6/23	200,000		196,289
Amazon. com,
Sr. Unscd. Notes		3.15	8/22/27	425,000	[b]	417,414
Dell International,
Sr. Scd. Notes		3.48	6/1/19	400,000	[b]	403,646
First Data,
Gtd. Notes		7.00	12/1/23	325,000	[b]	343,080
Infor US,
Gtd. Notes		6.50	5/15/22	215,000		222,794
Zayo Group,
Gtd. Notes		5.75	1/15/27	180,000	[b]	183,384
						1,766,607
Materials - .8%
Bway Holding,
Sr. Scd. Notes		5.50	4/15/24	358,000	[b]	371,873

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
Materials - .8% (continued)
Glencore Funding,
Gtd. Notes		3.00	10/27/22	175,000	[b]	172,195
INEOS Finance,
Notes	EUR	2.13	11/15/25	175,000		210,387
						754,455
Municipal Bonds - 1.2%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.), Auction-Based		2.72	4/1/29	1,200,000	[h]	1,199,808
Real Estate - .6%
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	300,000		398,338
Healthcare Trust of America,
Gtd. Notes		3.75	7/1/27	170,000		167,255
						565,593
Residential Mortgage Pass-Through Ctfs. - .3%
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1 , 1 Month LIBOR +
0.35%		1.90	8/25/36	276,778	[c]	272,655
Telecommunications - 1.9%
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	402,000	[b]	399,528
Sprint,
Gtd. Notes		7.88	9/15/23	325,000		344,094
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	100,000		105,792
Sprint Spectrum,
Sr. Scd. Notes		3.36	9/20/21	421,875	[b]	424,512
T-Mobile USA,
Gtd. Notes		6.63	4/1/23	350,000		364,630
Verizon Communications,
Sr. Unscd. Notes		4.13	3/16/27	200,000		205,975
						1,844,531
U. S. Government Agencies Mortgage-Backed - 1.5%
Government National Mortgage
Association,
Ser. 2011-53		0.56	5/16/51	285,875	[i]	6,243
Government National Mortgage
Association,
Ser. 2011-77		0.62	4/16/42	59,840	[i]	2,762
Government National Mortgage
Association,
Ser. 2012-125		0.41	2/16/53	19,089,498	[i]	551,824
Government National Mortgage
Association,
Ser. 2012-84, Cl. SG		4.54	7/20/42	974,774	[i]	191,632

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.0% (continued)
U. S. Government Agencies Mortgage-Backed - 1.5%
(continued)
Government National Mortgage
Association,
Ser. 2015-105 Cl. CI	3.50	3/20/39	2,001,914	[i]	218,975
Government National Mortgage
Association,
Ser. 2015-16, Cl. IL	4.00	3/20/42	776,417	[i]	119,604
Government National Mortgage
Association,
Ser. 2015-162, Cl. IM	4.64	11/20/45	1,720,355	[i]	345,917
					1,436,957
U. S. Government Securities - 1.1%
U.S. Treasury Inflation Protected
Securities,
Bonds	0.88	2/15/47	1,072,953	[j]	1,096,166
Utilities - .8%
Dominion Energy,
Jr. Sub. Notes	2.58	7/1/20	500,000		496,514
EDP Finance,
Sr. Unscd. Notes	3.63	7/15/24	325,000	[b]	325,297
					821,811
Total Bonds and Notes
(cost $87,179,774)					89,967,358

Floating Rate Loan Interests - 2.4%
Consumer Discretionary - 1.5%
CSC Holdings,
Term Loan, LIBOR + 2.50%	4.00	1/12/26	125,000	[c]	126,094
Hilton Worldwide Finance,
Series B-2 Term Loan, LIBOR + 2.00%	3.24	10/25/23	404,769	[c]	408,226
Univar USA,
Term Loan, LIBOR + 2.50%	3.84	7/1/24	898,432	[c]	908,166
					1,442,486
Financials - .1%
Asurion,
Term Loan, LIBOR + 6.00%	7.57	7/14/25	90,000	[c]	93,026
Health Care - .8%
Catalent Pharma Solutions,
Dollar Term Loan, LIBOR + 2.25%	3.60	5/7/21	808,113	[c]	814,549
Total Floating Rate Loan Interests
(cost $2,334,095)					2,350,061
Description /Number of	Exercise Expiration		Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .5%
Call Options - .3%
10 Year Interest Rate Swaption,
Contracts 6,700 Citigroup	2.10	4/2018	67,000		1,127

Description /Number of		Exercise	Expiration	Notional
Contracts/Counterparty		Price	Date	Amount[a]		Value ($)
Options Purchased - .5% (continued)
Call Options - .3% (continued)
Euro,
Contracts 4,900 JP Morgan Chase Bank		1.20	5/2018	4,900,000		265,286
						266,413
Put Options - .2%
10 Year U.S. Treasury Note,
Contracts 5,400 Goldman Sachs
International		123.00	2/2018	54,000		81,000
British Pound Cross Currency,
Contracts 1,100 JP Morgan Chase Bank	EUR	0.89	2/2018	1,100,000		20,716
Norwegian Krone Cross Currency,
Contracts 1,050 Citigroup	EUR	9.30	2/2018	1,050,000		0
Norwegian Krone Cross Currency,
Contracts 800 Citigroup	EUR	9.35	7/2018	800,000		6,812
Swedish Krona Cross Currency,
Contracts 400 UBS	EUR	9.60	7/2018	400,000		4,161
Swedish Krona Cross Currency,
Contracts 950 Goldman Sachs
International	EUR	9.80	3/2018	950,000		9,983
Turkish Lira,
Contracts 1,150 Citigroup		3.81	2/2018	1,150,000		16,697
Turkish Lira,
Contracts 1,100 Citigroup		3.93	2/2018	1,100,000		44,710
						184,079
Total Options Purchased
(cost $192,426)						450,492
Yield at
		Date of	Maturity	Principal
Description	Purchase (%)		Date	Amount ($)		Value ($)
Short-Term Investments - 2.6%
U.S. Treasury Bills
(cost $2,532,595)		1.22	3/1/18	2,535,000	[k]	2,532,247
Description				Shares		Value ($)
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $909,500)				909,500	[l]	909,500

Investment of Cash Collateral for Securities Loaned - 4.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $4,490,727)				4,490,727	[l]	4,490,727

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $97,639,117)	103.0%	100,700,385
Liabilities, Less Cash and Receivables	(3.0%)	(2,939,435)
Net Assets	100.0%	97,760,950

BADLAR—Buenos Aires Interbank Offer Rate
GDP—Gross Domestic Product
GO—General Obligation
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
RUB—Russian Ruble
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $23,782,337 or 24.33% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $4,159,789 and the value of the collateral held by the fund was $4,490,727.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
g Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
i Notional face amount shown.
j Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
k Held by a counterparty for open futures contracts.
l Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	12,441,348	-	12,441,348
Commercial
Mortgage-Backed	-	2,250,704	-	2,250,704
Corporate Bonds†	-	29,888,131	-	29,888,131
Floating Rate Loan Interests†	-	2,350,061	-	2,350,061
Foreign Government	-	41,381,589	-	41,381,589
Municipal Bonds†	-	1,199,808	-	1,199,808
Registered Investment
Companies	5,400,227	-	-	5,400,227
Residential Mortgage-Backed	-	272,655	-	272,655
U. S. Government Agencies/
Mortgage-Backed	-	2,533,123	-	2,533,123
U.S. Treasury	-	2,532,247	-	2,532,247
Other Financial Instruments:
Futures††	590,118	-	-	590,118
Forward Foreign Currency
Exchange Contracts††	-	521,075	-	521,075
Options Purchased	-	450,492	-	450,492
Swaps††	-	862,447	-	862,447
Liabilities ($)
Other Financial Instruments:

Futures††	(27,697)	-	-	(27,697)
Forward Foreign Currency
Exchange Contracts††	-	(295,791)	-	(295,791)
Options Written	-	(86,535)	-	(86,535)
Swaps††	-	(11,200)	-	(11,200)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Opportunistic Fixed Income Fund
January 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	54	3/2018	4,824,099 [a]	4,829,499	5,400
Euro 30 Year Bond	6	3/2018	1,214,671 [a]	1,204,857	(9,814)
Japanese 10 Year Bond	1	3/2018	1,380,693 [a]	1,376,935	(3,758)
U.S. Treasury 10 Year
Notes	15	3/2018	1,837,797	1,823,672	(14,125)
Futures Short
Canadian 10 Year Bond	29	3/2018	(3,174,361)[a]	(3,117,618)	56,743
Euro BTP Italian
Government Bond	5	3/2018	(848,699)[a]	(844,135)	4,564
Euro-Bobl	38	3/2018	(6,187,163)[a]	(6,154,524)	32,639
Euro-Bond	68	3/2018	(13,783,310)[a]	(13,408,522)	374,788
Long Gilt	29	3/2018	(5,120,159)[a]	(5,029,192)	90,967
U.S. Treasury 5 Year
Notes	21	3/2018	(2,427,109)	(2,408,930)	18,179
U.S. Treasury Long Bond	1	3/2018	(153,435)	(147,812)	5,623
Ultra 10 Year U. S.
Treasury Notes	2	3/2018	(261,621)	(260,406)	1,215
Gross Unrealized Appreciation					590,118
Gross Unrealized Depreciation					(27,697)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Japanese Yen	42,806,244	Dollar	392,914	2/1/18	(808)
Ukrainian		United States
Hryvnia	1,640,000	Dollar	58,156	4/10/18	505
United States
Dollar	2,698,716	Australian Dollar	3,335,000	2/28/18	11,655
United States
Dollar	653,903	Canadian Dollar	805,000	2/28/18	(768)
United States
Dollar	94,034	Japanese Yen	10,230,000	2/28/18	196
Barclays Bank
United States		South Korean
Dollar	2,086,849	Won	2,241,160,000	4/10/18	(14,547)
United States
Dollar	2,168,886	Taiwan Dollar	62,930,000	4/10/18	2,289
Citigroup
		United States
Australian Dollar	3,370,000	Dollar	2,727,479	2/28/18	(12,218)
		United States
Czech Koruna	41,150,000	Dollar	2,033,907	4/10/18	(4,751)
		United States
British Pound	520,000	Dollar	744,302	2/28/18	(5,273)
		United States
Russian Ruble	5,215,000	Dollar	92,697	4/10/18	(713)
		United States
Singapore Dollar	2,000,000	Dollar	1,532,743	4/10/18	(5,872)
United States
Dollar	1,867,552	Argentine Peso	34,260,000	3/15/18	158,399
United States
Dollar	1,167,171	Chilean Peso	708,940,000	4/10/18	(7,792)
United States
Dollar	91,057	Colombian Peso	261,450,000	4/10/18	(654)
United States		Mexican New
Dollar	871,775	Peso	16,640,000	4/10/18	(12,285)
United States		New Zealand
Dollar	5,247,525	Dollar	7,180,000	2/28/18	(42,111)
United States
Dollar	1,542,983	Philippine Peso	79,170,000	4/10/18	4,439
United States
Dollar	308,526	Swedish Krona	2,430,000	2/28/18	(380)
United States		South African
Dollar	5,423,240	Rand	65,505,000	4/10/18	(50,167)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs International
United States
Dollar	2,671,383	Australian Dollar	3,300,000	2/28/18	12,522
United States
Dollar	5,025,495	Euro	4,015,000	2/28/18	32,472
United States
Dollar	439,951	Norwegian Krone	3,410,000	2/28/18	(2,737)
HSBC
		United States
Czech Koruna	45,500,000	Dollar	2,195,826	4/10/18	47,833
New Zealand		United States
Dollar	220,000	Dollar	163,307	2/28/18	(1,229)
United States
Dollar	244,727	Japanese Yen	26,600,000	2/28/18	730
United States
Dollar	1,612,200	Romanian Leu	6,140,000	4/10/18	(27,324)
JP Morgan Chase Bank
		United States
Argentine Peso	6,530,000	Dollar	333,632	3/15/18	(7,865)
Indonesian		United States
Rupiah	27,023,080,000	Dollar	2,018,006	4/10/18	(9,527)
		United States
Indian Rupee	14,450,000	Dollar	225,661	4/10/18	(436)
		United States
Norwegian Krone	34,475,000	Dollar	4,390,713	2/28/18	84,846
United States
Dollar	8,305,189	Euro	6,635,000	2/28/18	53,954
United States
Dollar	1,053,496	Israeli Shekel	3,590,000	4/10/18	310
United States
Dollar	3,499,877	Japanese Yen	388,310,000	2/28/18	(62,015)
United States
Dollar	1,000,530	Russian Ruble	56,640,000	4/10/18	1,492
United States
Dollar	1,044,528	Thai Baht	32,660,000	4/10/18	(2)
United States
Dollar	2,235,471	Turkish Lira	8,530,000	4/10/18	10,519
United States
Dollar	1,774,699	Taiwan Dollar	52,220,000	4/10/18	(23,167)
UBS
		United States
Malaysian Ringgit	4,050,000	Dollar	1,035,703	7/23/18	(3,150)
		United States
Swedish Krona	33,555,000	Dollar	4,188,268	2/28/18	77,306
United States
Dollar	3,360,653	Euro	2,685,000	2/28/18	21,608
Gross Unrealized Appreciation					521,075
Gross Unrealized Depreciation					(295,791)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
				Unrealized
Notional	Currency/	(Pay) Receive		Appreciation
Amount	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	JPY - 6 Month
172,000,000	LIBOR	(0.63)	3/29/2046	136,732
	SEK - 3 Month
	Stockholm
	Interbank Offered
22,000,000	Rate	(0.44)	7/18/2022	6,947
	EUR - 6 Month
1,840,000	EURIBOR	0.13	3/6/2022	(11,200)
	GBP - 6 Month
6,700,000	LIBOR	(1.08)	12/12/2022	103,765
	USD - 3 Month
1,900,000	LIBOR	(1.80)	9/28/2046	386,991
	USD - 3 Month
1,850,000	LIBOR	(2.59)	10/20/2047	77,073
	HUF - 6 Month
174,650,000	BUBOR	(1.83)	1/26/2028	6,003
	HUF - 6 Month
174,650,000	BUBOR	(1.86)	1/26/2028	4,059
	SEK - 3 Month
	Stockholm
	Interbank Offered
66,100,000	Rate	(0.46)	7/19/2022	12,961
	JPY - 6 Month
144,400,000	LIBOR	(0.62)	4/4/2046	116,788
	SEK - 3 Month
	Stockholm
	Interbank Offered
22,000,000	Rate	(0.42)	7/20/2022	9,000
	HUF - 6 Month
220,460,000	BUBOR	(1.90)	1/29/2028	2,128
Gross Unrealized Appreciation				862,447
Gross Unrealized Depreciation				(11,200)

BUBOR—Budapest Interbank Offered Rate
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
SEK—Swedish Krona
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement

NOTES

of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those

NOTES

dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement

NOTES

of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at January 31, 2018 are set forth in the Statement of Swap Agreements.

At January 31, 2018, accumulated net unrealized appreciation on investments was $3,085,520, consisting of $4,739,209 gross unrealized appreciation and $1,653,689 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Banks - 5.4%
JPMorgan Chase & Co.	64,300		7,437,581
Wells Fargo & Co.	40,600		2,670,668
			10,108,249
Capital Goods - 1.6%
United Technologies	21,900		3,022,419
Commercial & Professional Services - .2%
Verisk Analytics	4,715	[a]	471,736
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	33,660		2,296,285
Consumer Services - 2.1%
McDonald's	22,750		3,893,435
Diversified Financials - 7.8%
American Express	29,300		2,912,420
BlackRock	9,600		5,393,280
Intercontinental Exchange	34,000		2,510,560
State Street	34,300		3,778,831
			14,595,091
Energy - 6.3%
Chevron	29,700		3,722,895
ConocoPhillips	37,700		2,217,137
Exxon Mobil	67,012		5,850,148
			11,790,180
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance	25,400		1,911,604
Food, Beverage & Tobacco - 18.7%
Altria Group	88,800		6,246,192
Anheuser-Busch InBev, ADR	12,200		1,384,456
Coca-Cola	111,500		5,306,285
Constellation Brands, Cl. A	5,800		1,272,926
Nestle, ADR	60,150		5,196,960
PepsiCo	35,100		4,222,530
Philip Morris International	106,500		11,419,995
			35,049,344
Health Care Equipment & Services - 3.4%
Abbott Laboratories	57,100		3,549,336
UnitedHealth Group	12,200		2,888,716
			6,438,052
Household & Personal Products - 2.8%
Estee Lauder, Cl. A	38,900		5,249,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Insurance - 2.8%
Chubb	33,100		5,168,565
Materials - .7%
Air Products & Chemicals	7,500		1,262,775
Media - 5.9%
Comcast, Cl. A	117,840		5,011,735
Twenty-First Century Fox, Cl. A	32,550		1,201,095
Twenty-First Century Fox, Cl. B	30,000		1,094,700
Walt Disney	33,800		3,673,046
			10,980,576
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
AbbVie	45,700		5,128,454
Novartis, ADR	24,900		2,242,494
Novo Nordisk, ADR	65,175		3,617,213
Roche Holding, ADR	101,800		3,155,800
			14,143,961
Semiconductors & Semiconductor Equipment - 5.3%
ASML Holding	16,100		3,267,656
Texas Instruments	60,900		6,678,903
			9,946,559
Software & Services - 17.6%
Alphabet, Cl. C	6,718	[a]	7,859,657
Automatic Data Processing	8,640		1,068,163
Facebook, Cl. A	51,900	[a]	9,699,591
Microsoft	99,045		9,410,265
Visa, Cl. A	39,500	[b]	4,907,085
			32,944,761
Technology Hardware & Equipment - 6.4%
Apple	71,700		12,004,731
Transportation - 2.2%
Canadian Pacific Railway	16,900		3,127,176
Union Pacific	7,000		934,500
			4,061,676
Total Common Stocks (cost $84,384,202)			185,339,943

Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $781,158)	781,158	[c]	781,158

Total Investments (cost $85,165,360)	99.4%	186,121,101
Cash and Receivables (Net)	.6%	1,117,185
Net Assets	100.0%	187,238,286
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $4,858,014 and the value of the collateral held by the fund was $4,928,634, consisting of U.S. Government & Agency securities.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	163,348,188	-	-	163,348,188
Equity Securities—
Foreign Common
Stocks†	21,991,755	-	-	21,991,755
Registered Investment
Company	781,158	-	-	781,158

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2018, accumulated net unrealized appreciation on investments was $100,955,741, consisting of $100,997,497 gross unrealized appreciation and $41,756 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)